UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07917

                    Wilshire Variable Insurance Trust

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated

1299 Ocean Avenue, Suite 700

                            Santa Monica, CA 90401

(Address of principal executive offices) (Zip code)

Lawrence Davanzo, President

1299 Ocean Avenue, Suite 700

                            Santa Monica, CA 90401

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

WILSHIRE VARIABLE INSURANCE TRUST

EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Shares		Value
COMMON STOCK — 99.3%
Consumer Discretionary — 12.5%
550	Abercrombie & Fitch Co., Class A	$41,624
2,723	Aeropostale, Inc.†	109,546
10,069	American Eagle Outfitters	301,969
2,952	American Greetings Corp., Class A	68,516
3,225	AnnTaylor Stores Corp.†	125,066
1,734	Apollo Group, Inc., Class A†	76,123
3,633	ArvinMeritor, Inc.	66,302
5,952	Autonation, Inc.†	126,420
14,547	Autozone, Inc.†	1,864,053
73	Bandag, Inc.	3,700
2,599	Barnes & Noble, Inc.	102,531
4,419	Belo Corp., Class A	82,503
2,451	Best Buy Co., Inc.	119,413
5,366	Big Lots, Inc.†	167,848
3,399	Black & Decker Corp.	277,426
1,324	Blyth, Inc.	27,950
1,818	Bob Evans Farms, Inc.	67,175
6,252	Brinker International, Inc.	204,440
3,860	Brunswick Corp.	122,941
4,742	Career Education Corp.†	144,631
1,004	CBRL Group, Inc.	46,485
38,992	CBS Corp., Class B	1,192,765
6,268	Charming Shoppes, Inc.†	81,171
5,172	Circuit City Stores, Inc.	95,837
1,224	Claire’s Stores, Inc.	39,315
8,229	Clear Channel Communications, Inc.	288,344
25,154	Comcast Corp., Class A†	652,746
173,550	Comcast Corp., Special Class A†	4,420,319
2,211	Corinthian Colleges, Inc.†	30,401
6,945	Darden Restaurants, Inc.	286,065
2,999	DeVry, Inc.	88,021
388	Dillard’s, Inc., Class A	12,699
38,967	DIRECTV Group, Inc. (The)†	898,969
1,276	Dollar General Corp.	26,987
5,177	Dollar Tree Stores, Inc.†	197,968
14,120	Eastman Kodak Co.	318,547
1,049	Entercom Communications Corp., Class A	29,561
3,957	Family Dollar Stores, Inc.	117,206
26,600	Federated Department Stores, Inc.	1,198,330
94,571	Ford Motor Co.	746,165
10,286	Gannett Co., Inc.	578,999
26,543	Gap, Inc. (The)	456,805
2,259	Goodyear Tire & Rubber Co. (The)†	70,458
6,566	Harley-Davidson, Inc.	385,753
1,885	Harrah’s Entertainment, Inc.	159,188
1,569	Harte-Hanks, Inc.	43,289
8,273	Hasbro, Inc.	236,773
49,400	Hilton Hotels Corp.	1,776,424
78,075	Home Depot, Inc.	2,868,476
11,228	IAC/InterActiveCorp.†	423,408
819	ITT Educational Services, Inc.†	66,740
4,685	J.C. Penney Co., Inc.	384,920
11,525	Johnson Controls, Inc.(a)	1,090,496

Shares		Value
Consumer Discretionary (continued)
5,594	Jones Apparel Group, Inc.	$171,904
1,450	KB Home	61,872
62,718	Kohl’s Corp.†	4,804,826
11,000	Las Vegas Sands Corp.†(a)	952,710
3,443	Lear Corp.†	125,704
2,314	Lee Enterprises, Inc.	69,536
3,271	Leggett & Platt, Inc.	74,154
6,018	Lennar Corp., Class A	254,020
642	Liz Claiborne, Inc.	27,510
60,250	Magna International, Inc., Class A(a)	4,525,378
19,192	Mattel, Inc.	529,123
99,098	McDonald’s Corp.	4,464,365
15,499	McGraw-Hill Cos., Inc. (The)	974,577
878	MDC Holdings, Inc.	42,205
1,046	Meredith Corp.	60,030
642	Modine Manufacturing Co.	14,702
2,681	Mohawk Industries, Inc.†	219,976
764	NetFlix, Inc.†	17,717
5,270	Newell Rubbermaid, Inc.	163,844
13,517	Nike, Inc., Class B	1,436,316
11,445	Nordstrom, Inc.	605,898
10,518	Office Depot, Inc.†	369,603
3,710	OfficeMax, Inc.	195,665
8,706	Omnicom Group, Inc.	891,320
1,328	Pacific Sunwear of California, Inc.†	27,662
3,353	Payless Shoesource, Inc.†	111,320
3,064	Polo Ralph Lauren Corp.	270,092
6,641	RadioShack Corp.	179,506
2,314	Regis Corp.	93,416
6,144	Ross Stores, Inc.	211,354
6,947	Saks, Inc.	144,775
641	Scholastic Corp.†	19,935
518	Sears Holdings Corp.†	93,323
4,964	Sherwin-Williams Co. (The)	327,823
1,455	Snap-On, Inc.	69,986
714	Sotheby’s	31,759
2,603	Stanley Works (The)	144,102
40,200	Starwood Hotels & Resorts Worldwide, Inc.	2,606,970
57,500	Target Corp.	3,407,450
1,755	Thor Industries, Inc.	69,129
50,781	Time Warner, Inc.(a)	1,001,401
159,752	TJX Cos., Inc.	4,306,914
2,332	Tribune Co.	74,881
2,997	Tupperware Brands Corp.	74,715
1,497	Valassis Communications, Inc.†	25,733
1,098	VF Corp.	90,717
8,793	Viacom, Inc., Class B†	361,480
41,339	Walt Disney Co. (The)	1,423,302
4,077	Wendy’s International, Inc.	127,610
415	Westwood One, Inc.	2,851
56,959	Whirlpool Corp.(a)	4,836,389
2,236	Wiley (John) & Sons, Inc., Class A	84,431
4,000	Wynn Resorts, Ltd.(a)	379,440

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

EQUITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Consumer Discretionary (continued)
1,614	Yum! Brands, Inc.	$93,225

		65,154,453

Consumer Staples — 6.0%
4,020	Alberto-Culver Co.	91,978
49,469	Altria Group, Inc.	4,343,873
11,171	Avon Products, Inc.	416,231
5,138	Campbell Soup Co.	200,125
4,938	Coca-Cola Co. (The)	237,024
8,523	Coca-Cola Enterprises, Inc.	172,591
6,305	ConAgra Foods, Inc.	157,057
4,519	CVS/Caremark Corp.	154,279
1,130	Dean Foods Co.	52,816
2,868	Energizer Holdings, Inc.†	244,726
3,864	Estee Lauder Cos., Inc.(The), Class A	188,756
17,267	General Mills, Inc.	1,005,285
6,150	HJ Heinz Co.	289,788
2,884	J.M. Smucker Co. (The)	153,775
13,653	Kimberly-Clark Corp.	935,094
2,314	Molson Coors Brewing Co., Class B	218,951
6,601	Pepsi Bottling Group, Inc.	210,506
1,778	PepsiAmericas, Inc.	39,685
5,498	PepsiCo, Inc.	349,453
130,331	Procter & Gamble Co.	8,231,706
2,165	Reynolds American, Inc.	135,118
22,223	Safeway, Inc.	814,251
217,500	Sara Lee Corp.	3,680,100
1,331	Universal Corp.	81,657
7,061	UST, Inc.	409,397
143,430	Wal-Mart Stores, Inc.	6,734,038
31,700	Wm. Wrigley Jr. Co.(a)	1,614,481

		31,162,741

Energy — 6.0%
1,858	BJ Services Co.	51,838
40,850	BP PLC ADR	2,645,037
2,396	Cameron International Corp.†	150,445
54,091	Chevron Corp.	4,000,570
26,103	ConocoPhillips	1,784,140
2,890	ENSCO International, Inc.	157,216
112,562	Exxon Mobil Corp.	8,492,803
150,593	Halliburton Co.(a)	4,779,822
871	Kinder Morgan, Inc.	92,718
17,691	Marathon Oil Corp.	1,748,402
4,439	National Oilwell Varco, Inc.†	345,310
8,738	Noble Energy, Inc.	521,222
31,323	Occidental Petroleum Corp.	1,544,537
1,521	Overseas Shipholding Group	95,215
7,987	Patterson-UTI Energy, Inc.	179,228
2,905	Plains Exploration & Production Co.†	131,132
386	Pogo Producing Co.	18,567
30,400	Schlumberger, Ltd.(a)	2,100,640
4,911	Spectra Energy Corp.	128,999
3,080	Sunoco, Inc.	216,955
2,928	Tidewater, Inc.	171,522

Shares		Value
Energy (continued)
30,358	Valero Energy Corp.	$1,957,787

		31,314,105

Financials — 28.8%
16,418	ACE, Ltd.	936,811
18,473	Aflac, Inc.	869,339
127,821	Allstate Corp. (The)	7,676,929
1,805	AMBAC Financial Group, Inc.	155,934
17,866	American Express Co.	1,007,642
3,530	American Financial Group, Inc.	120,161
66,068	American International Group, Inc.	4,441,091
5,810	AmeriCredit Corp.†	132,817
10,657	Ameriprise Financial, Inc.	608,941
99,018	AON Corp.	3,758,723
3,346	Associated Banc-Corp.	112,426
82,867	Bank of America Corp.	4,227,874
63,780	Bank of New York Co., Inc. (The)	2,586,279
3,431	BB&T Corp.	140,740
744	Bear Stearns Cos., Inc. (The)	111,860
2,140	Brown & Brown, Inc.	57,823
12,758	Capital One Financial Corp.	962,719
113,255	Charles Schwab Corp. (The)	2,071,434
8,836	Chicago Mercantile Exchange Holdings, Inc., Class A	4,704,817
20,669	Chubb Corp.	1,067,967
231,097	Citigroup, Inc.	11,864,520
1,261	City National Corp.	92,810
56,612	Comerica, Inc.	3,346,901
43,200	Countrywide Financial Corp.	1,453,248
86,550	Credit Suisse Group ADR	6,216,887
1,113	Cullen/Frost Bankers, Inc.	58,243
947	Edwards (A.G.), Inc.	65,513
871	Everest Re Group, Ltd.	83,764
145,327	Fannie Mae	7,931,948
138,515	Fidelity National Financial, Inc., Class A(a)	3,325,745
3,660	First American Corp.	185,635
2,084	First Niagara Financial Group, Inc.	28,988
42,438	Franklin Resources, Inc.	5,127,784
122,577	Freddie Mac	7,292,106
22,224	Genworth Financial, Inc., Class A	776,507
27,578	Goldman Sachs Group, Inc.(a)	5,698,442
13,353	Hartford Financial Services Group, Inc.	1,276,280
5,618	HCC Insurance Holdings, Inc.	173,034
2,243	Horace Mann Educators Corp.	46,094
7,278	Huntington Bancshares, Inc.	159,024
2,325	Investors Financial Services Corp.	135,199
8,200	Janus Capital Group, Inc.	171,462
238,875	JPMorgan Chase & Co.	11,556,773
16,800	Lazard, Ltd., Class A	843,024
34,000	Legg Mason, Inc.	3,203,140
11,919	Lehman Brothers Holdings, Inc.	835,164
6,437	Lincoln National Corp.	436,364
17,054	Loews Corp.	774,763

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

EQUITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Financials (continued)
1,337	Mercury General Corp.	$70,914
29,167	Merrill Lynch & Co., Inc.	2,382,069
118,644	MetLife, Inc.	7,492,369
523	MGIC Investment Corp.	30,815
7,491	Moody’s Corp.(a)	464,891
71,808	Morgan Stanley	5,655,598
10,359	National City Corp.	385,873
7,826	Northern Trust Corp.	470,656
22,500	NYSE Group, Inc.†	2,109,375
10,116	Old Republic International Corp.	223,766
1,106	PMI Group, Inc. (The)	50,013
13,531	Principal Financial Group, Inc.	810,101
2,653	Protective Life Corp.	116,838
3,845	Prudential Financial, Inc.	347,050
5,192	Radian Group, Inc.	284,937
571	Raymond James Financial, Inc.	16,993
885	Realogy Corp.†	26,205
4,013	Safeco Corp.	266,584
1,369	Stancorp Financial Group, Inc.	67,314
222	SVB Financial Group†	10,787
4,218	TCF Financial Corp.	111,186
77,605	Torchmark Corp.	5,090,112
6,128	Travelers Cos., Inc. (The)	317,247
756	Unitrin, Inc.	35,585
12,747	Unum Group	293,563
8,495	W.R. Berkley Corp.	281,354
7,113	Wachovia Corp.	391,571
87,779	Washington Mutual, Inc.	3,544,516
27,793	Wells Fargo & Co.	956,913
201	Westamerica Bancorp.	9,682
116,024	XL Capital, Ltd., Class A	8,117,039

		149,343,605

Health Care — 12.4%
54,453	Abbott Laboratories	3,038,477
3,001	Advanced Medical Optics, Inc.†	111,637
26,274	Aetna, Inc.	1,150,538
37,300	Alcon, Inc.	4,916,886
77,240	AmerisourceBergen Corp.	4,074,410
52,209	Amgen, Inc.†	2,917,439
2,176	Apria Healthcare Group, Inc.†	70,176
4,129	Barr Pharmaceuticals, Inc.†	191,379
5,835	Baxter International, Inc.	307,329
3,470	Biomet, Inc.	147,440
7,485	Boston Scientific Corp.†	108,832
200,000	Bristol-Myers Squibb Co.(a)	5,552,000
10,100	Cardinal Health, Inc.	736,795
5,075	Cigna Corp.	724,000
7,984	Coventry Health Care, Inc.†	447,503
2,907	Edwards Lifesciences Corp.†	147,385
15,311	Forest Laboratories, Inc.†	787,598
30,350	Genentech, Inc.†	2,492,342
72,300	Gilead Sciences, Inc.†	5,530,950
8,342	Humana, Inc.†	484,003

Shares		Value
Health Care (continued)
908	Invitrogen Corp.†	$57,794
26,703	Johnson & Johnson	1,609,123
11,885	King Pharmaceuticals, Inc.†	233,778
4,724	Laboratory Corp. of America Holdings†	343,104
1,718	Lincare Holdings, Inc.†	62,965
14,953	McKesson Corp.	875,349
63,046	Merck & Co., Inc.	2,784,742
7,959	Mylan Laboratories, Inc.	168,253
220	Par Pharmaceutical Cos., Inc.†	5,526
415,958	Pfizer, Inc.	10,507,099
3,335	Quest Diagnostics, Inc.	166,316
9,416	Schering-Plough Corp.	240,202
408	STERIS Corp.	10,837
4,863	Thermo Fisher Scientific, Inc.†	227,345
41,141	UnitedHealth Group, Inc.	2,179,239
5,043	Watson Pharmaceuticals, Inc.†	133,287
201	WellCare Health Plans, Inc.†	17,135
130,256	WellPoint, Inc.†	10,563,762
5,363	Zimmer Holdings, Inc.†	458,054

		64,581,029

Industrials — 7.6%
4,603	AGCO Corp.†	170,173
599	Avery Dennison Corp.	38,492
5,069	Avis Budget Group, Inc.†	138,485
95,443	Boeing Co.	8,485,837
3,711	Caterpillar, Inc.	248,748
2,980	ChoicePoint, Inc.†	111,541
588	Con-way, Inc.	29,306
3,310	Cooper Industries, Ltd., Class A	148,917
2,648	Cummins, Inc.	383,219
977	Deere & Co.	106,141
2,644	Deluxe Corp.	88,653
1,283	Dover Corp.	62,623
3,075	Dun & Bradstreet Corp.	280,440
5,654	Eaton Corp.	472,448
1,577	Equifax, Inc.	57,482
19,050	Fluor Corp.(a)	1,709,166
176,522	General Electric Co.	6,241,818
1,721	Granite Construction, Inc.	95,103
20,515	Honeywell International, Inc.	944,921
1,928	Ingersoll-Rand Co., Ltd., Class A	83,617
3,479	ITT Corp.	209,853
131	Kelly Services, Inc., Class A	4,218
2,175	Korn/Ferry International†	49,895
1,547	L-3 Communications Holdings, Inc.	135,316
17,898	Lockheed Martin Corp.	1,736,464
77	Manpower, Inc.	5,680
19,806	Masco Corp.	542,684
23,700	Monster Worldwide, Inc.†	1,122,669
214	Nordson Corp.	9,942
9,344	Paccar, Inc.	685,850
4,214	Quanta Services, Inc.†	106,277
9,389	R.R. Donnelley & Sons Co.	343,544

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

EQUITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Industrials (continued)
22,359	Raytheon Co.	$1,172,953
3,198	Rockwell Automation, Inc.	191,464
18,200	Rockwell Collins, Inc.	1,218,126
40,200	Spirit Aerosystems Holdings, Inc., Class A†	1,280,370
1,085	SPX Corp.	76,167
1,998	Teleflex, Inc.	136,004
3,815	Terex Corp.†	273,764
2,312	Thomas & Betts Corp.†	112,872
176,310	Tyco International, Ltd.	5,562,581
36,975	Union Pacific Corp.	3,754,811
843	United Rentals, Inc.†	23,183
17,955	Waste Management, Inc.	617,832
2,881	YRC Worldwide, Inc.†	115,874

		39,385,523

Information Technology — 19.7%
3,452	Acxiom Corp.	73,838
45,822	Adobe Systems, Inc.†(a)	1,910,777
82,899	Affiliated Computer Services, Inc., Class A†	4,881,093
4,682	Agere Systems, Inc.†	105,907
36,100	Akamai Technologies, Inc.†	1,802,112
470,066	Alcatel-Lucent ADR (a)	5,556,180
834	Alliance Data Systems Corp.†	51,391
11,420	Altera Corp.†	228,286
2,170	Analog Devices, Inc.	74,843
98,903	Apple, Inc.†	9,189,078
69,619	Applied Materials, Inc.	1,275,420
21,780	Atmel Corp.†	109,553
14,202	Automatic Data Processing, Inc.	687,377
22,594	Avaya, Inc.†	266,835
3,229	Avnet, Inc.†	116,696
3,051	BISYS Group, Inc. (The)†	34,964
10,376	BMC Software, Inc.†	319,477
110,300	Broadcom Corp., Class A†(a)	3,537,321
225,852	CA, Inc.	5,851,825
12,220	Cadence Design Systems, Inc.†	257,353
378	CDW Corp.	23,221
1,109	CheckFree Corp.†	41,133
339,400	Cisco Systems, Inc.†(a)	8,664,882
8,619	Computer Sciences Corp.†	449,309
16,539	Compuware Corp.†	156,955
7,067	Convergys Corp.†	179,572
2,430	CSG Systems International, Inc.†	60,799
80,057	Dell, Inc.†	1,858,123
1,251	Diebold, Inc.	59,685
6,500	DST Systems, Inc.†(a)	488,800
2,065	Dycom Industries, Inc.†	53,814
49,271	eBay, Inc.†(a)	1,633,334
25,648	Electronic Data Systems Corp.	709,937
2,533	Fair Isaac Corp.	97,976
5,759	Fidelity National Information Services, Inc.	261,804
33,371	First Data Corp.	897,680
Shares		Value
Information Technology (continued)
3,797	Fiserv, Inc.†	$201,469
321	Gartner, Inc.†	7,688
840	Global Payments, Inc.	28,610
20,132	Google, Inc., Class A†	9,223,677
196,852	Hewlett-Packard Co.	7,901,639
431	Imation Corp.	17,404
27,509	Intel Corp.	526,247
34,909	International Business Machines Corp.	3,290,522
3,464	Intersil Corp., Class A	91,761
10,630	Intuit, Inc.†	290,837
3,454	Juniper Networks, Inc.†	67,975
3,564	Lam Research Corp.†	168,720
4,912	Lexmark International, Inc., Class A†	287,156
1,896	Linear Technology Corp.	59,895
8,034	McAfee, Inc.†	233,629
2,326	Mentor Graphics Corp.†	38,007
371	Micrel, Inc.†	4,088
4,573	Micron Technology, Inc.†	55,242
396,955	Microsoft Corp.	11,063,136
96,330	Motorola, Inc.	1,702,151
1,295	MPS Group, Inc.†	18,324
14,861	National Semiconductor Corp.	358,745
64,500	Network Appliance, Inc.†	2,355,540
8,578	Novell, Inc.†	61,933
5,451	Novellus Systems, Inc.†	174,541
67,855	NVIDIA Corp.†	1,952,867
228,490	Oracle Corp.†	4,142,524
1,154	Palm, Inc.†	20,922
3,961	Polycom, Inc.†	132,020
22,800	QUALCOMM, Inc.	972,648
3,231	Sabre Holdings Corp., Class A	105,815
2,066	SRA International, Inc., Class A†	50,328
325,942	Sun Microsystems, Inc.†	1,958,911
4,632	Sybase, Inc.†	117,097
46,115	Symantec Corp.†	797,790
4,462	Synopsys, Inc.†	117,038
2,791	Tech Data Corp.†	99,946
8,060	Teradyne, Inc.†	133,312
5,517	Utstarcom, Inc.†	45,736
2,487	Valueclick, Inc.†	64,985
4,638	VeriSign, Inc.†	116,507
4,656	Vishay Intertechnology, Inc.†	65,091
5,587	Western Digital Corp.†	93,917
7,889	Western Union Co. (The)	173,164
30,108	Xerox Corp.†	508,524
11,496	Xilinx, Inc.	295,792

		102,161,220

Materials — 1.7%
22,729	Abitibi-Consolidated, Inc.	64,096
4,062	Albemarle Corp.	167,923
2,858	Ashland, Inc.	187,485
1,604	Cabot Corp.	76,559
3,035	Chemtura Corp.	33,173

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

EQUITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Materials (continued)
11,899	Dow Chemical Co. (The)	$545,688
1,044	Eastman Chemical Co.	66,117
1,199	FMC Corp.	90,441
12,508	Freeport-McMoRan Copper & Gold, Inc., Class B	827,904
1,451	Hercules, Inc.†	28,353
2,934	International Flavors & Fragrances, Inc.	138,543
2,681	Louisiana-Pacific Corp.	53,781
2,602	Lubrizol Corp.	134,081
10,644	Lyondell Chemical Co.	319,001
124	Minerals Technologies, Inc.	7,708
60,376	Monsanto Co.	3,318,265
15,202	Nucor Corp.	990,106
6,551	Pactiv Corp.†	221,031
291	Scotts Miracle-Gro Co. (The), Class A	12,813
1,022	Sealed Air Corp.	32,295
2,308	Sensient Technologies Corp.	59,500
4,987	Sonoco Products Co.	187,411
1,667	Steel Dynamics, Inc.	72,014
1,941	Temple-Inland, Inc.	115,955
5,925	United States Steel Corp.	587,582
646	Valspar Corp.	17,978
1,815	Vulcan Materials Co.	211,411
2,669	Weyerhaeuser Co.	199,481

		8,766,695

Telecommunication Services — 2.3%
11,785	Alltel Corp.	730,670
20,900	America Movil SA de CV ADR, Series L	998,811
111,292	AT&T, Inc.	4,388,243
5,786	CenturyTel, Inc.	261,469
6,193	Cincinnati Bell, Inc.†	29,107
16,828	Citizens Communications Co.	251,579
7,376	EMBARQ Corp.	415,638
4,050	NII Holdings, Inc.†	300,429
49,524	Qwest Communications International, Inc.†	445,221
44,128	Sprint Nextel Corp.	836,667
926	Telephone & Data Systems, Inc.	55,208
83,404	Verizon Communications, Inc.	3,162,680
8,679	Windstream Corp.	127,494

		12,003,216

Utilities — 2.3%
33,312	AES Corp. (The)†	716,874
4,092	Allegheny Energy, Inc.†	201,081
19,302	Duke Energy Corp.	391,638
16,405	Edison International	805,978
10,377	Entergy Corp.	1,088,755
4,531	Equitable Resources, Inc.	218,938
992	Great Plains Energy, Inc.	32,190
2,692	KeySpan Corp.	110,776

Shares		Value
Utilities (continued)
3,129	National Fuel Gas Co.	$135,360
2,416	Nicor, Inc.	116,983
3,451	NiSource, Inc.	84,342
675	NSTAR	23,706
3,452	OGE Energy Corp.	133,938
3,446	ONEOK, Inc.	155,070
11,051	Progress Energy, Inc.	557,412
53,025	Sempra Energy(a)	3,235,055
19,227	TXU Corp.	1,232,451
921	WGL Holdings, Inc.	29,453
53,100	Wisconsin Energy Corp.	2,576,412
3,010	Xcel Energy, Inc.	74,317

		11,920,729

Total Common Stock (Cost $461,841,531)		515,793,316

	Maturity Date	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bill
4.84%(b)	07/19/07	$100,000	98,543
4.88%	07/05/07	1,700,000	1,678,308

Total U.S. Treasury Obligations (Cost $ 1,776,397)			1,776,851

Shares
MONEY MARKET FUND — 10.0%
51,883,416	PNC Institutional Money Market Trust 5.33% (Cost $51,883,416)(c)	51,883,416

Total Investments — 109.6% (Cost $515,501,344)		569,453,583
Other Assets & Liabilities, Net — (9.6)%		(50,010,797)

NET ASSETS — 100.0%		$519,442,786

FUTURES CONTRACTS—LONG POSITIONS

Number of Contracts		Unrealized Depreciation
50	CME E-Mini S&P 500, Expires June 2007	$(10,010)

ADR — American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security held at broker as collateral for open futures contracts.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.2%
6,101,510	Wilshire Variable Insurance Trust Equity Fund*	$154,795,305
8,220,472	Wilshire Variable Insurance Trust Income Fund*	102,920,306

Total Investments in Underlying Funds (Cost $220,550,161)		257,715,611
Other Assets & Liabilities, Net — (0.2)%		(491,043)

NET ASSETS — 100.0%		$257,224,568

*	Affiliated fund.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Maturity Date	Par	Value
ASSET BACKED SECURITIES — 6.1%
Amortizing Residential Collateral Trust
5.60%(a)	01/01/32	$48,377	$48,302
Bank of America Credit Card Trust
4.72%	05/15/13	650,000	645,823
Bayview Financial Acquisition Trust
5.77%(a)	02/28/44	161,212	161,288
Capital Auto Receivables Asset Trust
5.03%	10/15/09	475,000	474,035
Chase Manhattan Auto Owner Trust
3.87%	06/15/09	418,795	415,192
Conseco Finance Securitizations Corp.
8.50%	03/01/33	496,262	98,806
Countrywide Asset-Backed Certificates
5.61%(a)	06/25/35	64,413	64,437
Countrywide Home Equity Loan Trust
5.49%(a)	05/15/36	397,077	396,891
Daimler Chrysler Auto Trust
5.00%	05/08/10	475,000	474,218
Delta Funding Home Equity Loan Trust
7.04%	06/25/27	22,943	22,859
Ford Credit Auto Owner Trust
4.30%	08/15/09	453,021	450,194
5.05%	03/15/10	525,000	523,769
Green Tree Financial Corp.
9.15%	01/15/18	38,311	32,093
Green Tree Home Improvement Loan Trust
7.60%	07/15/20	11,318	11,073
Green Tree Recreational Equipment & Consumer Trust
7.25%	03/15/29	63,157	57,966
Lehman XS Trust
5.58%(a)	02/25/46	423,025	424,070
MBNA Credit Card Master Note Trust
2.65%	11/15/10	600,000	582,904
Morgan Stanley Mortgage Loan Trust
5.47%(a)	03/25/36	335,679	335,728
MSDWCC Heloc Trust
5.51%(a)	07/25/17	32,157	32,162
Nissan Auto Receivables Owner Trust
4.74%	09/15/09	500,000	497,945
SACO I, Inc.
5.45%(a)	06/25/36	398,564	398,387
5.49%(a)	03/25/36	327,319	327,290
5.60%(a)	09/25/35	200,752	200,752
Salomon Brothers Mortgage Securities VII
5.62%(a)	03/25/32	109,700	109,838
Small Business Administration
4.75%	08/10/14	270,715	263,721
USAA Auto Owner Trust
4.55%	02/16/10	500,000	497,587

	Maturity Date	Par	Value
Wachovia Auto Owner Trust
4.79%	04/20/10	$450,000	$448,101

Total Asset Backed Securities (Cost $ 7,999,715)			7,995,431

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.4%
Asset Securitization Corp.
6.28%(a)	02/14/43	100,000	108,200
6.75%	02/14/43	209,766	211,053
Banc of America Commercial Mortgage, Inc.
5.12%	07/11/43	520,000	518,932
Banc of America Mortgage Securities
6.16%(a)	02/25/34	88,645	89,641
Bank of America Alternative Loan Trust
5.00%	08/25/19	140,640	137,959
Bear Stearns Adjustable Rate Mortgage Trust
4.00%(a)	07/25/34	605,687	593,865
4.89%(a)	11/25/34	301,957	301,634
6.26%(a)	02/25/34	176,996	177,798
Bear Stearns Commercial Mortgage Securities
4.67%	06/11/41	90,000	86,261
4.82%	11/11/41	110,000	107,002
Capital Lease Funding Securitization LP
7.35%*	06/22/24	77,646	78,061
Chase Manhattan Bank-First Union National Bank
7.44%	08/15/31	400,000	417,403
Citigroup Mortgage Loan Trust, Inc.
3.89%(a)	09/25/34	259,644	262,882
6.31%(a)	02/25/34	250,624	252,395
Commercial Mortgage Pass Through Certificates
4.22%	03/10/39	375,000	364,823
Countrywide Alternative Loan Trust
5.50%	05/25/36	559,374	561,914
5.63%(a)	10/25/35	217,278	217,574
5.77%(a)	09/25/34	97,149	97,550
Countrywide Home Loan Mortgage Pass Through Trust
5.59%(a)	02/25/35	68,872	68,957
CS First Boston Mortgage Securities Corp.
6.55%	01/17/35	421,938	423,861
Deutsche Mortgage and Asset Receiving Corp.
6.54%	06/15/31	327,924	329,475
DLJ Commercial Mortgage Corp.
7.18%	11/10/33	374,151	394,372
Fannie Mae
5.50%	04/01/36	4,800,000	4,749,000
Fannie Mae Interest Strip Series 363 2
5.50%	11/01/35	522,550	120,273

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INCOME FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

	Maturity Date	Par	Value
Fannie Mae Interest Strip Series 367 2
5.50%	01/01/36	$630,267	$147,543
Fannie Mae Interest Strip Series 378 19
5.00%	06/01/35	725,005	172,190
Fannie Mae REMICS Series 1999-7 AB
6.00%	03/25/29	111,650	112,409
Fannie Mae REMICS Series 2004-101 AR
5.50%	01/25/35	164,474	165,722
Fannie Mae REMICS Series 2004-60 LB
5.00%	04/25/34	199,354	196,631
Fannie Mae REMICS Series 2004-99 AO
5.50%	01/25/34	255,136	256,149
Fannie Mae REMICS Series 2005-110 GH
5.50%	06/25/18	234,446	233,861
Fannie Mae REMICS Series 2005-51 TA
5.50%	12/25/33	235,768	236,782
Fannie Mae REMICS Series 2005-57 PA
5.50%	05/25/27	137,975	137,977
Fannie Mae REMICS Series 2005-80 PB
5.50%	04/25/30	267,036	267,751
First Union National Bank Commercial Mortgage
7.39%	12/15/31	350,000	365,414
Freddie Mac REMICS Series 2531 HN
5.00%	12/15/17	310,000	306,840
Freddie Mac REMICS Series 2630 FJ
5.67%(a)	06/15/18	143,767	144,006
Freddie Mac REMICS Series 2825 VP
5.50%	06/15/15	218,031	220,152
Freddie Mac REMICS Series 2877 PA
5.50%	07/15/33	150,871	151,811
Freddie Mac REMICS Series 2927 BA
5.50%	10/15/33	275,382	277,600
Freddie Mac REMICS Series 3059 PA
5.50%	10/15/26	585,744	586,626
Freddie Mac REMICS Series 3200 AD
5.50%	05/15/29	1,150,984	1,153,346
Freddie Mac Strips Series 232
5.00%	08/01/35	518,881	121,805
GE Capital Commercial Mortgage Corp.
5.00%	12/10/37	425,000	422,356
6.27%	12/10/35	340,000	355,751
GMAC Commercial Mortgage Securities, Inc.
4.65%	04/10/40	575,000	566,008
5.28%(a)	05/10/40	425,000	431,063
6.46%	04/15/34	390,000	406,570
6.96%	09/15/35	440,000	464,413
7.46%	08/16/33	261,523	276,520
Greenwich Capital Commercial Funding Corp.
5.44%	03/10/39	400,000	401,152
GS Mortgage Securities Corp. II
6.14%	10/18/30	340,180	342,618
	Maturity Date	Par	Value
6.62%	10/18/30	$293,832	$297,060
Harborview Mortgage Loan Trust
5.54%(a)	05/19/35	254,895	255,214
5.63%(a)	11/19/35	244,294	244,323
Impac CMB Trust
5.59%(a)	05/25/35	270,154	270,408
6.02%(a)	10/25/33	63,921	63,937
Indymac Index Mortgage Loan Trust
5.10%(a)	09/25/35	104,451	101,742
5.27%(a)	03/25/35	409,704	412,035
5.44%(a)	07/25/36	533,393	533,117
5.52%(a)	06/25/47	508,123	508,669
JPMorgan Chase Commercial Mortgage Securities Corp.
5.29%(a)	01/12/43	100,000	100,049
5.42%	05/15/49	110,000	110,545
5.43%	12/12/43	350,000	350,889
5.44%	06/12/47	375,000	376,347
5.86%	10/12/35	240,000	246,388
6.43%	04/15/35	300,000	313,778
LB-UBS Commercial Mortgage Trust
4.06%(a)	09/15/27	180,000	176,302
4.95%	09/15/30	500,000	487,663
4.98%(a)	06/15/29	360,000	362,014
6.80%	09/15/34	575,000	609,318
7.37%	08/15/26	265,372	280,543
Luminent Mortgage Trust
5.51%(a)	05/25/46	466,681	466,194
Master Adjustable Rate Mortgages Trust
4.61%(a)	12/25/34	85,039	85,990
Morgan Stanley Capital I
4.99%	08/13/42	240,000	234,628
5.74%	12/15/35	335,000	343,001
Morgan Stanley Mortgage Loan Trust
4.09%(a)	08/25/34	475,313	479,803
5.22%(a)	07/25/35	314,904	317,598
Prime Mortgage Trust
8.00%	07/25/34	341,272	352,987
Residential Accredit Loans, Inc.
5.41%(a)	10/25/46	570,674	570,803
Residential Asset Securitization Trust
4.75%	02/25/19	1,017,963	987,107
Structured Adjustable Rate Mortgage Loan Trust
4.98%(a)	11/25/34	242,749	242,573
5.20%(a)	01/25/35	222,294	221,745
Wachovia Bank Commercial Mortgage Trust
5.11%(a)	07/15/42	370,000	368,119
5.31%	11/15/48	375,000	372,042
5.50%	10/15/48	425,000	430,096
5.76%(a)	07/15/45	320,000	328,574
Washington Mutual MSC Mortgage Pass-Through Certificates
6.75%(a)	01/25/35	164,701	165,168

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INCOME FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

	Maturity Date	Par	Value
Washington Mutual, Inc.
4.84%(a)	10/25/35	$555,601	$548,995
5.58%(a)	04/25/45	254,650	255,073
Wells Fargo Mortgage Backed Securities Trust
3.54%(a)	09/25/34	470,000	456,203
5.24%(a)	04/25/36	162,318	161,352

Total Collateralized Mortgage Obligations (Cost $33,346,197)			33,080,343

CORPORATE BONDS — 12.7%
Consumer Discretionary — 1.9%
AMC Entertainment, Inc.
11.00%	02/01/16	10,000	11,388
American Real Estate Partners LP
7.12%*	02/15/13	150,000	148,125
Boyd Gaming Corp.
6.75%	04/15/14	10,000	9,975
7.12%	02/01/16	10,000	9,800
Caesars Entertainment, Inc.
8.12%	05/15/11	12,000	12,705
Clear Channel Communications, Inc.
4.25%	05/15/09	50,000	48,468
4.90%	05/15/15	10,000	8,408
5.50%	09/15/14	80,000	70,825
Comcast Cable Communications Holdings, Inc.
8.38%	03/15/13	120,000	137,228
Comcast Cable Holdings
7.88%	08/01/13	295,000	330,340
Comcast Corp.
6.50%	01/15/15	215,000	226,769
6.50%	01/15/17	90,000	94,986
6.50%	11/15/35	20,000	20,152
7.05%	03/15/33	25,000	26,840
CSC Holdings, Inc.
7.62%	04/01/11	20,000	20,500
7.88%	02/15/18	16,000	16,440
DaimlerChrysler NA Holding Corp.
6.50%	11/15/13	30,000	31,595
7.30%	01/15/12	135,000	145,724
DI Finance/DynCorp International
9.50%	02/15/13	10,000	10,650
DirecTV Holdings LLC/DirecTV Financing Co.
8.38%	03/15/13	20,000	21,075
Federated Department Stores, Inc.
6.79%	07/15/27	30,000	29,574
Ford Motor Co.
4.25%	12/15/36	30,000	33,075
General Motors Corp.
8.25%	07/15/23	70,000	63,000
8.38%	07/05/33	30,000	37,771
Harrahs Operating Co., Inc.
	Maturity Date	Par	Value
Consumer Discretionary (continued)
5.75%	10/01/17	$25,000	$20,688
Hertz Corp.
8.88%	01/01/14	15,000	16,162
Historic TW, Inc.
6.62%	05/15/29	165,000	166,979
Inn of the Mountain Gods Resort & Casino
12.00%	11/15/10	10,000	10,875
J.C. Penney Corp., Inc.
7.40%	04/01/37	10,000	10,804
Lamar Media Corp.
7.25%	01/01/13	25,000	25,312
MGM Mirage
6.75%	09/01/12	10,000	9,937
7.62%	01/15/17	10,000	10,125
8.50%	09/15/10	50,000	53,438
Mohegan Tribal Gaming Authority
6.12%	02/15/13	10,000	9,850
8.00%	04/01/12	5,000	5,188
News America, Inc.
6.20%	12/15/34	55,000	53,347
Oxford Industries, Inc.
8.88%	06/01/11	10,000	10,350
Premier Entertainment Biloxi LLC
10.75%(b)	02/01/12	10,000	10,350
Service Corp. International
7.00%	06/15/17	10,000	10,075
7.50%*	04/01/27	30,000	30,000
Station Casinos, Inc.
6.00%	04/01/12	20,000	19,375
7.75%	08/15/16	10,000	10,262
Suburban Propane Partners LP
6.88%	12/15/13	30,000	29,550
Time Warner, Inc.
6.88%	05/01/12	400,000	426,247
United Rentals North America, Inc.
6.50%	02/15/12	5,000	4,988
Visteon Corp.
8.25%	08/01/10	20,000	20,400

			2,529,715

Energy — 2.4%
Amerigas Partners LP
7.25%	05/20/15	10,000	10,100
Anadarko Petroleum Corp.
5.76%(a)	09/15/09	150,000	150,319
Arch Western Finance LLC
6.75%	07/01/13	115,000	113,131
Chesapeake Energy Corp.
6.25%	01/15/18	25,000	24,688
6.38%	06/15/15	10,000	9,950
6.88%	11/15/20	10,000	9,950
Colorado Interstate Gas Co.
6.80%	11/15/15	10,000	10,635

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INCOME FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

	Maturity Date	Par	Value
Energy (continued)
Complete Production Services, Inc.
8.00%*	12/15/16	$30,000	$30,750
ConocoPhillips
4.75%	10/15/12	370,000	365,221
ConocoPhillips Holding Co.
6.95%	04/15/29	10,000	11,339
El Paso Corp.
7.75%	01/15/32	40,000	44,200
7.80%	08/01/31	611,000	675,155
Enterprise Products Operating LP
4.00%	10/15/07	25,000	24,818
Hess Corp.
7.30%	08/15/31	185,000	203,923
7.88%	10/01/29	30,000	34,605
KCS Energy, Inc.
7.12%	04/01/12	5,000	4,950
Kerr-McGee Corp.
6.95%	07/01/24	10,000	10,536
7.88%	09/15/31	170,000	197,727
Kinder Morgan Energy Partners LP
5.00%	12/15/13	25,000	24,193
6.00%	02/01/17	70,000	70,769
6.30%	02/01/09	20,000	20,352
6.75%	03/15/11	20,000	21,013
7.12%	03/15/12	5,000	5,363
Northwest Pipeline Corp.
8.12%	03/01/10	30,000	31,219
Peabody Energy Corp.
6.88%	03/15/13	28,000	28,490
Pemex Project Funding Master Trust
6.62%	06/15/35	190,000	195,700
Pogo Producing Co.
6.88%	10/01/17	20,000	19,500
Pride International, Inc.
7.38%	07/15/14	20,000	20,500
Sabine Pass LNG LP
7.50%*	11/30/16	25,000	25,188
Southern Natural Gas Co.
5.90%*	04/01/17	30,000	30,000
8.00%	03/01/32	75,000	89,087
8.88%	03/15/10	20,000	20,888
Tennessee Gas Pipeline Co.
7.00%	10/15/28	20,000	21,413
7.62%	04/01/37	150,000	172,346
Transcontinental Gas Pipe Line Corp.
8.88%	07/15/12	35,000	39,812
Vintage Petroleum, Inc.
8.25%	05/01/12	24,000	25,017
Williams Cos., Inc.
7.50%	01/15/31	113,000	119,780
7.62%	07/15/19	45,000	48,938
7.75%	06/15/31	80,000	85,600
XTO Energy, Inc.
	Maturity Date	Par	Value
Energy (continued)
7.50%	04/15/12	$36,000	$39,407

			3,086,572

Financials — 5.1%
American International Group, Inc.
6.25%	03/15/37	200,000	194,664
BAC Capital Trust XI
6.62%	05/23/36	35,000	37,035
Bank of America Corp.
5.38%	08/15/11	300,000	303,426
Boeing Capital Corp.
5.80%	01/15/13	85,000	87,750
Citigroup, Inc.
5.00%	09/15/14	265,000	258,709
E*Trade Financial Corp.
7.38%	09/15/13	10,000	10,450
Ford Motor Credit Co.
5.80%	01/12/09	80,000	78,476
6.62%	06/16/08	50,000	49,842
7.25%	10/25/11	55,000	53,455
7.38%	10/28/09	940,000	938,272
7.38%	02/01/11	60,000	59,012
10.60%(a)*	06/15/11	103,000	110,751
Forest City Enterprises, Inc.
6.50%	02/01/17	8,000	7,780
General Electric Capital Corp.
5.00%	11/15/11	310,000	309,086
GMAC LLC
4.38%	12/10/07	170,000	167,856
5.12%	05/09/08	150,000	148,249
5.85%	01/14/09	210,000	207,298
6.12%	08/28/07	160,000	159,905
6.31%	11/30/07	50,000	49,777
7.25%	03/02/11	165,000	165,910
7.75%	01/19/10	90,000	92,378
Goldman Sachs Group, Inc.
6.60%	01/15/12	290,000	306,136
HSBC Finance Corp.
6.38%	11/27/12	40,000	41,980
6.50%	11/15/08	213,000	217,171
Idearc, Inc.
8.00%*	11/15/16	50,000	51,438
JPMorgan Chase & Co.
5.12%	09/15/14	45,000	44,295
5.15%	10/01/15	30,000	29,335
5.75%	01/02/13	195,000	199,986
Lehman Brothers Holdings, Inc.
6.62%	01/18/12	150,000	158,466
Mizuho JGB Investment LLC
9.87%(a)*	12/31/49	210,000	221,024
Mizuho Preferred Capital Co. LLC
8.79%(a)*	12/31/49	360,000	374,746
Morgan Stanley
3.62%	04/01/08	40,000	39,363

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INCOME FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

	Maturity Date	Par	Value
Financials (continued)
5.62%	01/09/12	$360,000	$364,730
5.81%(a)	10/18/16	40,000	40,065
Residential Capital LLC
6.00%	02/22/11	70,000	69,049
Rouse Co. (The)
5.38%	11/26/13	125,000	117,626
SLM Corp.
3.67%(a)	04/01/09	220,000	212,084
Suntrust Capital VIII
6.10%(a)	12/15/36	50,000	46,837
Travelers Cos., Inc. (The)
6.25%(a)	03/15/37	210,000	207,395
U.S. Bancorp
3.12%	03/15/08	170,000	166,640
Unilever Capital Corp.
7.12%	11/01/10	55,000	58,431
Ventas Realty LP/Ventas Capital Corp.
6.75%	06/01/10	10,000	10,275
8.75%	05/01/09	20,000	21,200
9.00%	05/01/12	10,000	11,250
Wachovia Capital Trust III
5.80%(a)	12/29/49	80,000	80,954
Wells Fargo & Co.
5.00%	11/15/14	5,000	4,856
Wells Fargo Capital
5.95%	12/15/36	100,000	96,341

			6,681,754

Health Care — 0.7%
AmerisourceBergen Corp.
5.88%	09/15/15	20,000	19,875
Bio-Rad Laboratories, Inc.
6.12%	12/15/14	20,000	19,400
Bristol-Myers Squibb Co.
5.88%	11/15/36	100,000	98,000
DaVita, Inc.
6.62%*	03/15/13	35,000	35,000
HCA, Inc.
6.25%	02/15/13	10,000	9,087
6.30%	10/01/12	4,000	3,740
6.50%	02/15/16	79,000	67,249
7.69%	06/15/25	30,000	25,861
9.12%*	11/15/14	10,000	10,688
9.25%*	11/15/16	60,000	64,725
HCA, Inc. PIK
9.62%*	11/15/16	20,000	21,600
Tenet Healthcare Corp.
6.38%	12/01/11	121,000	113,135
9.25%	02/01/15	133,000	131,670
9.88%	07/01/14	2,000	2,020
WellPoint, Inc.
5.95%	12/15/34	120,000	117,752
Wyeth

	Maturity Date	Par	Value
Health Care (continued)
5.95%	04/01/37	$100,000	$98,485

			838,287

Industrials — 0.5%
DRS Technologies, Inc.
6.62%	02/01/16	10,000	10,100
Eastman Kodak Co.
7.25%	11/15/13	35,000	35,350
Horizon Lines LLC
9.00%	11/01/12	13,000	13,650
Kansas City Southern Railway Corp.
9.50%	10/01/08	23,000	24,092
L-3 Communications Corp.
6.38%	10/15/15	5,000	4,956
Norfolk Southern Corp.
6.20%	04/15/09	90,000	91,507
7.25%	02/15/31	30,000	33,178
Overseas Shipholding Group
7.50%	02/15/24	20,000	20,300
Waste Management, Inc.
6.88%	05/15/09	425,000	438,275

			671,408

Information Technology — 0.1%
Electronic Data Systems Corp.
7.12%	10/15/09	10,000	10,428
Freescale Semiconductor, Inc.
9.23%(a)*	12/15/14	10,000	9,975
Freescale Semiconductor, Inc. PIK
9.12%*	12/15/14	65,000	64,513
Sungard Data Systems, Inc.
9.12%	08/15/13	20,000	21,450
UGS Corp.
10.00%	06/01/12	20,000	21,875
Xerox Corp.
6.75%	02/01/17	10,000	10,464

			138,705

Materials — 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.38%	04/01/17	60,000	64,875
Georgia Gulf Corp.
9.50%*	10/15/14	10,000	9,600
Lyondell Chemical Co.
8.00%	09/15/14	30,000	31,425
8.25%	09/15/16	30,000	32,100
MacDermid, Inc.
9.12%	07/15/11	10,000	10,482
Momentive Performance Material, Inc. PIK
10.12%*	12/01/14	35,000	36,400
Steel Dynamics, Inc.
6.75%*	04/01/15	25,000	25,031
Westlake Chemical Corp.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INCOME FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

	Maturity Date	Par	Value
Materials (continued)
6.62%	01/15/16	$12,000	$11,700
Weyerhaeuser Co.
6.75%	03/15/12	125,000	131,303

			352,916

Telecommunication Services — 0.8%
AT&T, Inc.
5.10%	09/15/14	80,000	78,159
BellSouth Capital Funding Corp.
7.88%	02/15/30	160,000	187,242
BellSouth Corp.
4.75%	11/15/12	10,000	9,745
Cincinnati Bell, Inc.
7.00%	02/15/15	18,000	17,865
7.25%	07/15/13	35,000	36,313
Citizens Communications Co.
6.25%	01/15/13	25,000	24,813
9.25%	05/15/11	10,000	11,150
Echostar DBS Corp.
7.12%	02/01/16	50,000	51,625
Intelsat Corp.
9.00%*	06/15/16	5,000	5,506
Level 3 Financing, Inc.
8.75%*	02/15/17	25,000	25,188
New Cingular Wireless Services, Inc.
8.12%	05/01/12	85,000	95,682
Nextel Communications, Inc.
5.95%	03/15/14	15,000	14,757
7.38%	08/01/15	20,000	20,686
Qwest Communications International, Inc.
8.86%(a)	02/15/09	40,000	40,400
Qwest Corp.
5.62%	11/15/08	30,000	30,000
8.60%(a)	06/15/13	35,000	38,150
Sprint Capital Corp.
8.38%	03/15/12	40,000	44,629
8.75%	03/15/32	95,000	112,054
Sprint Nextel Corp.
6.00%	12/01/16	60,000	59,046
Verizon Global Funding Corp.
4.38%	06/01/13	35,000	33,227
Verizon New Jersey, Inc.
5.88%	01/17/12	15,000	15,328
Windstream Corp.
8.62%	08/01/16	85,000	92,969

			1,044,534

Utilities — 0.9%
AES Corp. (The)
7.75%	03/01/14	3,000	3,150
8.88%	02/15/11	19,000	20,425
9.38%	09/15/10	63,000	68,512
9.50%	06/01/09	68,000	72,420
	Maturity Date	Par	Value
Utilities (continued)
Dominion Resources, Inc.
4.12%	02/15/08	$30,000	$29,688
4.75%	12/15/10	30,000	29,575
5.70%	09/17/12	90,000	91,943
FirstEnergy Corp.
6.45%	11/15/11	50,000	52,408
7.38%	11/15/31	235,000	266,975
Florida Power & Light Co.
4.95%	06/01/35	55,000	48,748
Midwest Generation LLC
8.56%	01/02/16	70,958	77,611
NRG Energy, Inc.
7.25%	02/01/14	30,000	30,750
7.38%	02/01/16	15,000	15,412
Pacific Gas & Electric Co.
5.80%	03/01/37	10,000	9,641
6.05%	03/01/34	100,000	100,245
Reliant Energy, Inc.
6.75%	12/15/14	20,000	21,125
TXU Corp.
5.55%	11/15/14	40,000	35,427
6.50%	11/15/24	10,000	8,428
6.55%	11/15/34	160,000	133,984
TXU Energy Co. LLC
7.00%	03/15/13	50,000	51,962

			1,168,429

Total Corporate Bonds (Cost $16,247,349)			16,512,320

FOREIGN BONDS — 6.1%
Argentina — 0.1%
Republic Of Argentina
5.48%	08/03/12	220,000	158,070

Bermuda — 0.0%#
Intelsat, Ltd.
9.25%*(c)	06/15/16	15,000	16,612

Brazil — 0.2%
Brazilian Government International Bond
10.12%(c)	05/15/27	6,000	8,715
11.00%(c)	08/17/40	177,000	238,773

			247,488

Canada — 0.7%
Anadarko Finance Co.
6.75%(c)	05/01/11	200,000	210,045
Canadian Government Bond
4.00%(d)	12/01/31	30,000	44,989
ChevronTexaco Capital Co.
3.50%(c)	09/17/07	200,000	198,515
Compton Petroleum Finance Corp.
7.62%(c)	12/01/13	5,000	4,888

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INCOME FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

	Maturity Date	Par	Value
Canada (continued)
Conoco Funding Co.
6.35%(c)	10/15/11	$70,000	$73,527
7.25%(c)	10/15/31	35,000	40,781
Domtar, Inc.
7.12%	08/15/15	25,000	24,875
EnCana Corp.
6.30%(c)	11/01/11	90,000	93,373
Hydro Quebec
6.30%(c)	05/11/11	60,000	62,950
Opti Canada, Inc.
8.25%*(c)	12/15/14	15,000	15,600
Rogers Cable, Inc.
6.75%(c)	03/15/15	10,000	10,350
Rogers Wireless, Inc.
6.38%(c)	03/01/14	10,000	10,250
7.50%(c)	03/15/15	30,000	32,512
8.48%(a)(c)	12/15/10	20,000	20,400
Shaw Communications, Inc.
7.20%(c)	12/15/11	24,000	25,440
Sun Media Corp.
7.62%(c)	02/15/13	10,000	10,150
TransCanada Corp.
5.85%(c)	03/15/36	40,000	39,120
Western Oil Sands, Inc.
8.38%(c)	05/01/12	37,000	41,348

			959,113

Cayman Islands — 0.6%
MUFG Capital Finance 1, Ltd.
6.35%(a)(c)	07/29/49	100,000	102,146
Petrobras International Finance Co.
6.12%(c)	10/06/16	100,000	102,000
Seagate Technology HDD Holdings
6.80%(c)	10/01/16	10,000	10,050
Systems 2001 Asset Trust LLC
6.66%*(c)	09/15/13	398,949	420,505
Vale Overseas, Ltd.
6.88%	11/21/36	150,000	154,903

			789,604

Colombia — 0.2%
Columbia Government International Bond
7.38%(c)	09/18/37	100,000	108,850
11.75%(c)	02/25/20	19,000	27,930
Embarq Corp.
8.00%	06/01/36	10,000	10,326
Intelsat, Ltd.
8.87%(a)*	01/15/15	30,000	30,600

			177,706

France — 0.0%#
Compagnie Generale de Geophysique—Veritas
7.50%(c)	05/15/15	25,000	25,750
	Maturity Date	Par	Value
France (continued)
7.75%	05/15/17	$10,000	$10,425

			36,175

Germany — 0.5%
Bundesrepublik Deutschland
3.75%	01/04/15	240,000	314,511
3.75%	01/04/17	250,000	326,247

			640,758

Israel — 0.3%
Israel Government AID Bond
5.50%	04/26/24	275,000	287,744
5.50%(c)	09/18/33	125,000	129,420

			417,164

Luxembourg — 0.9%
Telecom Italia Capital SA
4.95%(c)	09/30/14	40,000	37,680
5.25%(c)	11/15/13	35,000	33,934
5.25%(c)	10/01/15	10,000	9,487
6.00%(c)	09/30/34	95,000	86,025
7.20%(c)	07/18/36	50,000	52,056
Tyco International Group SA
6.00%(c)	11/15/13	220,000	231,262
6.12%(c)	11/01/08	40,000	40,538
6.38%(c)	10/15/11	50,000	52,838
6.75%(c)	02/15/11	10,000	10,659
6.88%(c)	01/15/29	150,000	177,045
7.00%(c)	06/15/28	378,000	448,940

			1,180,464

Marshall Islands — 0.0%#
OMI Corp.
7.62%(c)	12/01/13	10,000	10,150
Teekay Shipping Corp.
8.88%(c)	07/15/11	19,000	20,472

			30,622

Mexico — 0.6%
Mexican Government International Bond
6.75%	09/27/34	660,000	719,730

Netherlands — 0.1%
Deutsche Telekom International
Finance BV
5.75%(c)	03/23/16	75,000	74,998
8.25%(c)	06/15/30	40,000	49,547
Royal KPN NV
8.00%(c)	10/01/10	30,000	32,542

			157,087

Panama — 0.1%
Panama Government International Bond
7.12%(c)	01/29/26	81,000	87,480

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INCOME FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

	Maturity Date	Par	Value
Russia — 0.5%
Russia Government International Bond STEP
5.00%(a)(c)	03/31/30	$565,000	$641,219

Spain — 0.1%
Telefonica Emisiones SAU
6.42%(c)	06/20/16	75,000	78,279
7.04%(c)	06/20/36	75,000	80,092

			158,371

Sweden — 1.0%
Svensk Exportkredit AB
4.88%(c)	09/29/11	1,300,000	1,297,712

United Kingdom — 0.2%
British Telecommunications PLC
8.38%(c)	12/15/10	140,000	156,276
Vodafone Group PLC
5.00%(c)	09/15/15	15,000	14,391
			170,667

Total Foreign Bonds (Cost $7,408,245)			7,886,042

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.1%
Federal Home Loan Bank — 0.3%
4.88%	11/18/11	200,000	200,221
5.40%	01/02/09	130,000	129,964
5.92%	04/09/08	100,000	100,857

			431,042

Federal Home Loan Mortgage Corp. — 3.9%
4.75%	11/03/09	100,000	99,779
5.00%	08/01/33	1,038,553	1,006,340
5.00%	09/01/33	315,162	305,387
5.00%	09/01/33	698,344	676,682
5.00%	09/01/33	343,375	332,725
5.00%	10/01/33	691,178	669,739
5.00%	04/01/36	500,000	483,125
5.02%(a)	08/01/34	333,404	332,464
5.62%	11/23/35	190,000	186,354
5.75%	06/27/16	310,000	321,665
6.00%	06/15/11	200,000	208,694
6.00%(a)	10/01/36	501,098	507,648

			5,130,602

Federal National Mortgage Assoc. — 10.0%
4.62%	05/01/13	150,000	147,049
5.00%	04/01/37	8,600,000	8,307,067
5.25%	08/01/12	145,000	146,666
5.40%	04/13/09	30,000	30,000
5.50%	04/01/21	400,000	400,875
6.00%	05/15/11	200,000	208,539
6.00%	10/01/35	571,094	575,329
6.00%	09/01/36	742,882	748,392
6.00%	04/01/37	150,000	151,078
6.10%(a)	08/01/36	404,385	408,518
6.50%	04/01/37	1,360,000	1,387,200
	Maturity Date	Par	Value
Federal National Mortgage Assoc. (continued)
7.00%	05/01/32	$81,520	$84,955
7.12%	06/15/10	200,000	213,643
7.25%	01/15/10	200,000	212,540
8.00%	08/01/14	7,648	8,099
8.50%	01/01/15	8,987	9,654
8.50%	03/01/15	13,274	14,272
8.75%	02/01/10	9,789	10,023

			13,063,899

Government National Mortgage Assoc. — 2.9%
5.50%	04/01/37	1,900,000	1,889,313
6.00%	05/15/33	187,519	189,958
6.00%	03/15/35	1,199,156	1,214,752
6.00%	04/01/36	400,000	405,125

			3,699,148

Total U.S. Government & Agency Obligations (Cost $22,347,737)			22,324,691

U.S. TREASURY OBLIGATIONS — 21.5%
United States Treasury Notes & Bonds
0.88%(e)	04/15/10	80,000	82,633
1.88%(e)	07/15/15	380,000	386,487
2.00%(e)	07/15/14	220,000	233,910
2.00%(e)	01/15/26	535,000	518,445
2.38%(e)	04/15/11	790,000	815,962
2.38%(e)	01/15/27	515,000	521,078
2.50%(e)	07/15/16	630,000	647,821
3.50%(e)	01/15/11	400,000	491,028
3.62%(e)	04/15/28	310,000	472,143
3.88%	07/31/07	4,000,000	3,984,532
3.88%(e)	04/15/29	380,000	593,812
4.50%	02/15/36	1,375,000	1,296,366
4.62%	12/31/11	1,390,000	1,394,615
4.62%	02/29/12	2,875,000	2,885,669
4.62%	11/15/16	280,000	279,180
4.62%(f)	02/15/17	3,980,000	3,971,917
4.75%	01/31/12	430,000	433,746
4.75%	02/15/37	900,000	885,937
4.88%	08/15/16	1,860,000	1,889,498
5.12%	05/15/16	1,500,000	1,550,917
5.18%(g)	11/15/27	1,400,000	506,712
5.71%(g)	11/15/21	890,000	431,120
6.12%	11/15/27	445,000	513,766
6.25%	08/15/23	255,000	292,752
6.75%	08/15/26	725,000	888,295
8.12%	08/15/19	85,000	111,005
8.50%	02/15/20	490,000	660,505
8.75%	08/15/20	965,000	1,330,871

Total U.S. Treasury Obligations (Cost $27,656,010)			28,070,722

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INCOME FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares				Value
PREFERRED STOCK — 0.2%
460	Fresenius Medical Capital Trust II
	7.88%			$46,690
6,250	General Motors Convertible Series B
	5.25%			129,687
2,000	General Motors Convertible Series C
	6.25%			45,400

Total Preferred Stock (Cost $208,591)				221,777

MONEY MARKET FUNDS — 1.8%
1,949,875	PNC Institutional Money Market Trust
	5.33%(h)			1,949,875
377,876	TCW Galileo Money Market Fund
	5.02%			377,876

Total Money Market Funds (Cost $2,327,751)				2,327,751

		Maturity Date	Par	Value
REPURCHASE AGREEMENT — 6.8%
Agreement with Deutsche Bank, 5.30% dated 03/30/2007 to be repurchased at $8,903,931, collateralized by $9,452,000 Federal Home Loan Mortgage Corp., 5.20%, due 01/11/2008 (market value $9,078,000)
(Cost $8,900,000)		04/02/07	8,900,000	$8,900,000

Total Investments — 97.7% (Cost $126,441,595)				127,319,077
Other Assets & Liabilities, Net — 2.3%				2,971,273

NET ASSETS — 100.0%				$130,290,350

STEP - Step Coupon Bond

PIK - Payment in Kind

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At March 31, 2007, these securities amounted to $1,891,626 or 1.45% of net assets.
#	Amount represents less than 0.1% of net assets.
(a)	Variable rate security. The interest rate represents the rate at March 31, 2007.
(b)	Security in default with regards to scheduled interest or principal payments.
(c)	Foreign security denominated in U.S. Dollars.
(d)	Investment in non-U.S. Dollars. Par amount reflects principal in local currency.
(e)	Inflation protection security. Principal amount periodically adjusted for inflation.
(f)	All or a portion of this security is on loan.
(g)	Zero coupon bond. The interest rate represents the yield at time of purchase.
(h)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SHORT-TERM INVESTMENT FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

	Maturity Date	Par	Value
COMMERCIAL PAPER — 9.7%
Financials — 9.7%
Banque Et Caisse D’Epargne De L’Etat (Luxembourg)
5.36%(a)	04/30/07	$103,000	$102,549
Nordea NA, Inc.
5.37%(a)	04/26/07	200,000	199,239
Paccar Financial Corp.
5.34%(a)	04/20/07	104,000	103,697
UBS Finance Delaware LLC
5.34%(a)	04/20/07	100,000	99,708

			505,193

Total Commercial Paper (Cost $505,193)			505,193

CORPORATE BONDS — 12.0%
Consumer Discretionary — 1.1%
Diageo Capital PLC (United Kingdom)
5.46%(b)	04/20/07	50,000	50,001
Gillette Co. (The)
4.12%	08/30/07	10,000	9,952

			59,953

Consumer Staples — 1.0%
Kroger Co. (The)
7.65%	04/15/07	50,000	50,032

Energy — 1.0%
ChevronTexaco Capital Co. (Canada)
3.50%	09/17/07	55,000	54,592

Financials — 7.9%
Bank United Corp.
8.88%	05/01/07	50,000	50,126
CIT Group, Inc.
7.38%	04/02/07	50,000	50,000
Credit Suisse USA, Inc.
5.75%	04/15/07	50,000	50,003
General Electric Capital Corp.
6.50%	12/10/07	60,000	60,501
HSBC Bank USA
5.43%(b)	07/28/08	100,000	100,159
International Lease Finance Corp.
5.54%(b)	05/07/07	50,000	50,007
Morgan Stanley
5.80%	04/01/07	50,000	50,000

			410,796

Utilities — 1.0%
FPL Group Capital, Inc.
6.12%	05/15/07	50,000	50,027

Total Corporate Bonds (Cost $625,405)			625,400

	Maturity Date	Par	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.1%
Federal Farm Credit Bank — 5.9%
3.70%	11/02/07	$25,000	$24,784
5.30%(a)	04/03/07	30,000	29,987
6.30%	08/08/07	250,000	250,842

			305,613

Federal Home Loan Bank — 17.0%
3.25%	12/17/07	250,000	246,670
4.00%	04/25/07	250,000	249,781
4.50%	01/25/08	135,000	134,317
5.38%	07/05/07	250,000	250,043

			880,811

Federal Home Loan Mortgage Corp. — 13.2%
3.55%	11/15/07	150,000	148,426
4.50%	08/22/07	250,000	249,184
5.28%(a)	05/11/07	115,000	114,323
5.30%(a)	04/03/07	155,000	154,933
5.37%(a)	05/15/07	17,000	16,888

			683,754

Federal National Mortgage Assoc. — 8.0%
3.10%	04/27/07	100,000	99,847
3.38%	05/11/07	135,000	134,719
3.53%	10/19/07	185,000	183,253

			417,819

Total U.S. Government & Agency Obligations (Cost $2,287,990)			2,287,997

REPURCHASE AGREEMENT — 20.3%

Agreement with Lehman Brothers Holdings Inc., 5.25% dated 03/30/2007 to be repurchased at $1,055,462, collateralized by $1,050,000 Federal National Mortgage Association, 6.29%, due 04/13/2016 (market value $1,076,103)

(Cost $1,055,000)	04/02/07	1,055,000	1,055,000

Total Investments — 86.1%
(Cost $4,473,588)			4,473,590
Other Assets & Liabilities, Net — 13.9%			723,039

NET ASSETS — 100.0%			$5,196,629

(a)	Represents annualized yield at date of purchase.
(b)	Variable rate security. The interest rate represents the rate at March 31, 2007.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Shares		Value
COMMON STOCK — 98.8%
Consumer Discretionary — 14.9%
675	1-800-FLOWERS.COM, Inc., Class A†	$5,252
284	A.C. Moore Arts & Crafts, Inc.†	6,061
1,403	Aaron Rents, Inc.	37,095
1,761	Aeropostale, Inc.†	70,845
620	Ambassadors Group, Inc.	20,609
145	America’s Car-Mart, Inc.†	1,937
33,709	Amerigon, Inc.†	419,677
244	Ameristar Casinos, Inc.	7,835
2,014	Applebees International, Inc.(a)	49,907
760	Arbitron, Inc.	35,682
750	Audible, Inc.†	7,792
1,455	Bally Technologies, Inc.†	34,309
230	Bally Total Fitness Holding Corp.†(a)	140
745	Bebe Stores, Inc.	12,948
562	Big 5 Sporting Goods Corp.	14,567
9,152	BJ’s Restaurants, Inc.†	193,382
430	Blue Nile, Inc.†(a)	17,484
855	Bright Horizons Family Solutions, Inc.†	32,276
151	Brookfield Homes Corp.(a)	4,847
244	Brown Shoe Co., Inc.	10,248
420	Buckle, Inc. (The)	14,994
238	Buffalo Wild Wings, Inc.†	15,161
455	Build-A-Bear Workshop, Inc.†(a)	12,499
60	Cabela’s, Inc., Class A†	1,489
355	Cache, Inc.†	6,301
645	California Pizza Kitchen, Inc.†	21,214
12,260	Capella Education Co.†	411,200
183	Carrols Restaurant Group, Inc.†	2,655
1,568	Carter’s, Inc.†	39,733
1,241	Casual Male Retail Group, Inc.†	14,681
860	Catalina Marketing Corp.	27,159
982	Cato Corp. (The), Class A	22,969
80	Cavco Industries, Inc.†	2,796
620	CEC Entertainment, Inc.†	25,755
610	Century Casinos, Inc.†	5,032
2,452	Champion Enterprises, Inc.†	21,578
550	Charlotte Russe Holding, Inc.†	15,878
2,045	Charming Shoppes, Inc.†	26,483
190	Cherokee, Inc.	8,181
742	Childrens Place Retail Stores, Inc. (The)†	41,374
4,570	Chipotle Mexican Grill, Inc., Class A†(a)	283,797
801	Chipotle Mexican Grill, Inc., Class B†	45,977
1,190	Christopher & Banks Corp.	23,169
9,346	Citi Trends, Inc.†	399,448
2,200	CKE Restaurants, Inc.	41,492
1,695	CKX, Inc.†	18,814
405	Coinmach Service Corp., Class A	4,297
60	Coinstar, Inc.†	1,878
260	Conn’s, Inc.†(a)	6,435
2,835	Corinthian Colleges, Inc.†	38,981
1,070	Cosi, Inc.†	5,971

Shares		Value
Consumer Discretionary (continued)
60	Courier Corp.	$2,344
320	CROCS, Inc.†(a)	15,120
260	Crown Media Holdings, Inc., Class A†(a)	1,386
805	CSK Auto Corp.†	13,846
225	Cumulus Media, Inc., Class A†	2,110
186	DEB Shops, Inc.	5,037
200	Deckers Outdoor Corp.†(a)	14,204
440	dELiA*s, Inc.†	4,039
2,930	Denny’s Corp.†	14,357
10,363	DeVry, Inc.	304,154
275	Directed Electronics, Inc.†	2,464
445	Dover Downs Gaming & Entertainment, Inc.	5,732
1,475	Dress Barn, Inc.†	30,695
610	Drew Industries, Inc.†	17,495
2,576	Drugstore.com, Inc.†	6,646
528	DSW, Inc., Class A†	22,287
60	DXP Enterprises, Inc.†(a)	2,292
315	Emmis Communications Corp., Class A	2,659
1,132	Entravision Communications Corp., Class A†	10,573
220	Ethan Allen Interiors, Inc.	7,775
1,815	Fleetwood Enterprises, Inc.†	14,357
573	Fossil, Inc.†	15,167
410	Fuel Systems Solutions, Inc.†	7,593
495	Gaiam, Inc., Class A†	7,791
200	GateHouse Media, Inc.	4,060
7,588	Gemstar-TV Guide International, Inc.†	31,794
100	Genesco, Inc.†	4,153
330	GenTek, Inc.†(a)	11,240
1,305	GSI Commerce, Inc.†	29,480
1,370	Guess?, Inc.	55,471
952	Guitar Center, Inc.†	42,954
1,080	Gymboree Corp.†	43,276
485	Harris Interactive, Inc.†	2,925
104	Heelys, Inc.†	3,051
14,390	Hibbett Sports, Inc.†	411,410
1,500	Home Solutions of America, Inc.†(a)	7,125
1,390	Hot Topic, Inc.†	15,429
447	Hovnanian Enterprises, Inc., Class A†(a)	11,247
1,604	Iconix Brand Group, Inc.†	32,722
153	Ihop Corp.	8,973
1,510	INVESTools, Inc.†	20,989
345	iRobot Corp.†(a)	4,509
483	Isle of Capri Casinos, Inc.†	12,374
5,950	ITT Educational Services, Inc.†	484,866
315	J Crew Group, Inc.†	12,654
1,073	Jackson Hewitt Tax Service, Inc.	34,529
590	Jos. A. Bank Clothiers, Inc.†(a)	20,856
525	Keystone Automotive Industries, Inc.†	17,692
285	Kimball International, Inc., Class B	5,495
780	Krispy Kreme Doughnuts, Inc.†	7,948

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Consumer Discretionary (continued)
443	K-Swiss, Inc., Class A	$11,970
110	Leapfrog Enterprises, Inc.†	1,177
992	Life Time Fitness, Inc.†(a)	50,999
275	Lifetime Brands, Inc.	5,745
125	Lincoln Educational Services Corp.†	1,776
590	Live Nation, Inc.†	13,015
1,435	LKQ Corp.†(a)	31,369
523	Lodgenet Entertainment Corp.†	16,067
25	Lodgian, Inc.†	334
50	M/I Homes, Inc.	1,328
365	Maidenform Brands, Inc.†	8,421
220	Marine Products Corp.	2,105
40	MarineMax, Inc.†	927
795	Martha Stewart Living Omnimedia, Class A	13,523
1,165	Marvel Entertainment, Inc.†	32,329
690	Matthews International Corp., Class A	28,083
390	McCormick & Schmick’s Seafood Restaurants, Inc.†	10,456
927	Mediacom Communications Corp., Class A†	7,546
1,558	Men’s Wearhouse, Inc. (The)	73,304
485	Midas, Inc.†	10,461
313	Monarch Casino & Resort, Inc.†	8,138
390	Monro Muffler, Inc.	13,689
555	Morgans Hotel Group Co.†(a)	11,661
460	Morningstar, Inc.†	23,754
100	Morton’s Restaurant Group, Inc.†	1,779
155	MTR Gaming Group, Inc.†	2,027
1,213	National CineMedia, Inc.†	32,387
785	Nautilus, Inc.	12,113
1,445	NetFlix, Inc.†(a)	33,510
665	New York & Co., Inc.†	10,500
260	Noble International, Ltd.	4,363
320	Oakley, Inc.	6,445
440	Overstock.com, Inc.†(a)	7,304
35	Oxford Industries, Inc.	1,730
870	P.F. Chang’s China Bistro, Inc.†(a)	36,436
2,405	Pacific Sunwear of California, Inc.†	50,096
65	Palm Harbor Homes, Inc.†	932
510	Papa John’s International, Inc.†	14,994
290	Payless Shoesource, Inc.†	9,628
449	Peet’s Coffee & Tea, Inc.†	12,401
635	PetMed Express, Inc.†	7,525
900	Phillips-Van Heusen	52,920
23,952	Pinnacle Entertainment, Inc.†	696,285
30	Playboy Enterprises, Inc., Class B†	309
922	Polaris Industries, Inc.(a)	44,238
331	Pre-Paid Legal Services, Inc.†(a)	16,586
766	Priceline.com, Inc.†	40,797
770	Private Media Group, Ltd.†	1,894
1,060	Progressive Gaming International Corp.†(a)	4,770
845	Quiksilver, Inc.†(a)	9,802

Shares		Value
Consumer Discretionary (continued)
842	Rare Hospitality International, Inc.†	$25,336
610	Raser Technologies, Inc.†(a)	3,172
40	RC2 Corp.†	1,616
543	Red Robin Gourmet Burgers, Inc.†(a)	21,079
915	Restoration Hardware, Inc.†	6,002
703	Retail Ventures, Inc.†	14,798
190	Riviera Holdings Corp.†	5,310
1,752	Ruby Tuesday, Inc.(a)	50,107
545	Ruth’s Chris Steak House, Inc.†	11,096
20	Salem Communications Corp., Class A	250
279	Sauer-Danfoss, Inc.	8,398
260	Sealy Corp.	4,545
1,614	Select Comfort Corp.†(a)	28,729
1,140	Shuffle Master, Inc.†(a)	20,805
25	Shutterly, Inc.†	401
1,505	Sinclair Broadcast Group, Inc., Class A	23,252
390	Skechers U.S.A., Inc., Class A†	13,092
975	Smith & Wesson Holding Corp.†	12,763
2,220	Sonic Corp.†	49,462
7,699	Sotheby’s	342,452
130	Source Interlink Cos., Inc.†	872
570	Spanish Broadcasting System, Class A†	2,280
585	Stamps.com, Inc.†	8,406
435	Stein Mart, Inc.	7,099
680	Steven Madden, Ltd.	19,856
4,958	Strayer Education, Inc.	619,750
1,079	Sun-Times Media Group, Inc., Class A	5,352
1,615	Tempur-Pedic International, Inc.	41,974
245	Tenneco, Inc.†	6,238
1,725	Texas Roadhouse, Inc., Class A†	24,581
850	Timberland Co., Class A†	22,126
2,422	Tivo, Inc.†	15,380
50	Town Sports International Holdings, Inc.†	1,090
2,102	Triarc Cos., Inc., Class B	36,133
405	True Religion Apparel, Inc.†(a)	6,577
705	Tuesday Morning Corp.(a)	10,462
869	Tupperware Brands Corp.	21,664
1,100	Tween Brands, Inc.†	39,292
680	Under Armour, Inc., Class A†	34,884
430	Universal Electronics, Inc.†	11,980
725	Universal Technical Institute, Inc.†(a)	16,733
391	US Auto Parts Network, Inc.†	2,100
870	Vail Resorts, Inc.†	47,267
885	Valassis Communications, Inc.†	15,213
50	Value Line, Inc.	2,390
965	Valuevision Media, Inc., Class A†	11,927
430	Volcom, Inc.†	14,775
628	Warnaco Group, Inc. (The)†	17,835
2,485	Wet Seal, Inc. (The), Class A†	16,277
970	Winnebago Industries	32,621
880	WMS Industries, Inc.†	34,531
900	Wolverine World Wide, Inc.	25,713

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Consumer Discretionary (continued)
725	World Wrestling Entertainment, Inc., Class A	$11,818
280	Xerium Technologies, Inc.	2,246
9,920	Zumiez, Inc.†(a)	397,990

		8,175,674

Consumer Staples — 1.8%
130	Alico, Inc.	7,453
1,409	American Oriental Bioengineering, Inc.†	13,230
462	Andersons, Inc. (The)(a)	20,513
50	Arden Group, Inc., Class A	6,675
210	Boston Beer Co., Inc., Class A†	7,003
115	Casey’s General Stores, Inc.	2,876
19,964	Castle Brands, Inc.†	138,350
978	Central European Distribution Corp.†	28,470
195	Central Garden & Pet Co. Class A†	2,866
380	Chattem, Inc.†	22,397
155	Coca Cola Bottling Co. Consolidated	8,778
2,565	Darling International, Inc.†	16,672
855	Delta & Pine Land Co.	35,226
355	Diamond Foods, Inc.	5,911
912	Flowers Foods, Inc.(a)	27,515
160	Green Mountain Coffee Roasters, Inc.†	10,088
75	Inter Parfums, Inc.	1,575
220	J&J Snack Foods Corp.	8,688
845	Jones Soda Co.†	17,086
590	Lancaster Colony Corp.	26,072
365	Lance, Inc.	7,388
915	Longs Drug Stores Corp.	47,251
505	Mannatech, Inc.(a)	8,110
60	Maui Land & Pineapple Co., Inc.†	2,169
373	Medifast, Inc.†(a)	2,671
285	MGP Ingredients, Inc.	5,805
260	National Beverage Corp.†(a)	4,560
200	NBTY, Inc.†	10,608
1,115	Nu Skin Enterprises, Inc., Class A	18,420
685	Pantry, Inc. (The)†(a)	30,976
340	Parlux Fragrances, Inc.†(a)	1,897
120	Pathmark Stores, Inc.†	1,536
100	Physicians Formula Holding, Inc.†	1,888
1,345	Playtex Products, Inc.†	18,252
80	Ralcorp Holdings, Inc.†	5,144
453	Reddy Ice Holdings, Inc.	13,671
24,830	SunOpta, Inc.†	295,477
93	Susser Holdings Corp.†	1,614
110	Tiens Biotech Group USA, Inc.†	497
1,071	Tootsie Roll Industries, Inc.	32,104
1,360	United Natural Foods, Inc.†	41,670
310	USANA Health Sciences, Inc.†(a)	14,530
815	Vector Group, Ltd.(a)	15,249
270	WD-40 Co.	8,562
965	Wild Oats Markets, Inc.†	17,563

		1,015,056

Shares		Value
Energy — 6.3%
861	Allis-Chalmers Energy, Inc.†(a)	$13,561
240	Alon USA Energy, Inc.	8,688
1,715	Alpha Natural Resources, Inc.†(a)	26,805
6,673	Arena Resources, Inc.†	334,451
570	Atlas America, Inc.†	32,199
10,185	ATP Oil & Gas Corp.†(a)	382,956
885	Atwood Oceanics, Inc.†	51,941
1,926	Aurora Oil & Gas Corp.†	5,027
775	Aventine Renewable Energy Holdings, Inc.†	14,120
485	Basic Energy Services, Inc.†	11,300
1,150	Berry Petroleum Co., Class A	35,259
410	Bill Barret Corp.†	13,288
485	Bois d’Arc Energy, Inc.†	6,417
345	Bronco Drilling Co., Inc.†	5,717
356	Cal Dive International, Inc.†	4,347
315	Callon Petroleum Co.†	4,275
660	CARBO Ceramics, Inc.	30,723
730	Carrizo Oil & Gas, Inc.†	25,521
170	Clayton Williams Energy, Inc.†	4,823
825	Complete Production Services, Inc.†	16,426
970	Comstock Resources, Inc.†	26,559
1,028	Crosstex Energy, Inc.	29,555
130	Dawson Geophysical Co.†	6,439
305	Delek US Holdings, Inc.	5,835
1,705	Delta Petroleum Corp.†(a)	39,147
23,150	Dresser-Rand Group, Inc.†	705,149
730	Dril-Quip, Inc.†	31,594
895	Energy Partners, Ltd.†(a)	16,244
495	ENGlobal Corp.†	2,747
2,245	Evergreen Energy, Inc.†(a)	14,750
900	Exploration Co. of Delaware, Inc. (The)†	9,765
2,325	Gasco Energy, Inc.†(a)	5,673
922	GeoGlobal Resources, Inc.†	5,633
250	GeoMet, Inc.†	2,205
150	Giant Industries, Inc.†	11,347
335	GMX Resources, Inc.†	10,294
455	Goodrich Petroleum Corp.†(a)	15,302
5,984	Grey Wolf, Inc.†(a)	40,093
260	Gulf Island Fabrication, Inc.	6,952
445	Gulfport Energy Corp.†	5,945
0	Helix Energy Solutions Group, Inc.†	15
660	Hercules Offshore, Inc.†(a)	17,332
40	Hornbeck Offshore Services, Inc.†	1,146
513	Hydril†	49,371
605	Input/Output, Inc.†(a)	8,337
3,055	International Coal Group, Inc.†	16,039
490	James River Coal Co.†(a)	3,660
60	Lone Star Technologies, Inc.†	3,962
490	Lufkin Industries, Inc.	27,528
2,367	Mariner Energy, Inc.†	45,281
200	Markwest Hydrocarbon, Inc.	12,400
830	Matrix Service Co.†	16,791
16,835	Metretek Technologies, Inc.†(a)	224,579

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Energy (continued)
480	NATCO Group, Inc., Class A†	$16,378
1,626	Newpark Resources†	11,463
841	Oil States International, Inc.†	26,988
879	Pacific Ethanol, Inc.†(a)	14,969
16,040	Parallel Petroleum Corp.†	368,118
265	Penn Virginia Corp.	19,451
2,675	Petrohawk Energy Corp.†	35,230
498	Petroleum Development Corp.†	26,678
315	Petroquest Energy, Inc.†	3,682
260	PHI, Inc.†	7,036
1,300	Pioneer Drilling Co.†	16,497
30	PrimeEnergy Corp.†	1,745
605	Quest Resource Corp.†	5,548
365	RAM Energy Resources, Inc.†	1,690
3,874	Rentech, Inc.†(a)	12,164
1,012	RPC, Inc.	16,860
655	SulphCo, Inc.†(a)	2,240
413	Superior Well Services, Inc.†	9,437
1,231	Syntroleum Corp.†	3,841
10	T-3 Energy Services, Inc.†	201
420	Toreador Resources Corp.†	7,623
2,312	Transmeridian Exploration, Inc.†(a)	6,612
247	US BioEnergy Corp.†	2,833
1,830	Vaalco Energy, Inc.†	9,479
275	Venoco, Inc.†	4,911
325	VeraSun Energy Corp.†(a)	6,458
455	Warren Resources, Inc.†(a)	5,929
270	Westmoreland Coal Co.†	5,440
6,835	W-H Energy Services, Inc.†	319,468
900	World Fuel Services Corp.	41,634

		3,456,116

Financials — 8.2%
150	21st Century Insurance Group	3,180
100	ACA Capital Holdings, Inc.†	1,402
1,011	Acadia Realty Trust	26,357
2,225	Advance America Cash Advance Centers, Inc.	34,243
80	Advanta Corp., Class B	3,507
7,715	Affiliated Managers Group, Inc.†(a)	835,920
66	Alexander’s, Inc.†	27,172
192	Alexandria Real Estate Equities, Inc.	19,271
100	Amtrust Financial Services, Inc.(a)	1,056
30	Arrow Financial Corp.	672
385	Asset Acceptance Capital Corp.†	5,956
390	Asta Funding, Inc.(a)	16,840
50	Bancorp, Inc. (The)†	1,300
390	Bank of the Ozarks, Inc.	11,201
641	Calamos Asset Management, Inc., Class A	14,307
25	Camden National Corp.	1,085
135	Capital Corp. of the West	3,584
30	Capitol Bancorp, Ltd.	1,106
530	Cardinal Financial Corp.	5,289

Shares		Value
Financials (continued)
875	Cascade Bancorp	$22,698
510	Cash America International, Inc.	20,910
126	Cathay General Bancorp	4,281
9	CBRE Realty Finance, Inc.	119
235	Center Financial Corp.	4,646
135	City Bank	4,335
260	Clayton Holdings, Inc.†	3,988
352	Coastal Financial Corp.	5,502
528	CoBiz, Inc.	10,512
362	Cohen & Steers, Inc.	15,595
100	Columbia Bancorp	2,401
6,817	Community Bancorp†	209,623
596	CompuCredit Corp.†(a)	18,607
190	Consolidated-Tomoka Land Co.	14,336
1,184	Corporate Office Properties Trust	54,085
1,250	Cousins Properties, Inc.	41,075
267	Credit Acceptance Corp.†	7,260
25	Crystal River Capital, Inc.	671
1,395	CVB Financial Corp.(a)	16,601
145	Darwin Professional Underwriters, Inc.†	3,647
886	DCT Industrial Trust, Inc.	10,481
1,029	Digital Reality Trust, Inc.	41,057
420	Dollar Financial Corp.†	10,626
680	Doral Financial Corp.†	1,115
719	EastGroup Properties, Inc.	36,691
16	eHealth, Inc.†	377
220	Employers Holdings, Inc.†	4,404
310	Enterprise Financial Services Corp.	8,680
637	Equity Lifestyle Properties, Inc.	34,404
1,792	Evercore Partners, Inc., Class A	55,892
1,161	EZCORP, Inc., Class A†	17,102
345	FelCor Lodging Trust, Inc.	8,960
285	First Acceptance Corp.†	2,984
335	First Busey Corp.	7,179
885	First Cash Financial Services, Inc.†	19,718
106	First Community Bancorp, Inc.	5,993
30	First Indiana Corp.	656
31	First Mercury Financial Corp.†	637
200	First Regional Bancorp†	5,940
170	First Republic Bank	9,129
270	First South Bancorp, Inc.(a)	8,286
30	First State Bancorp	677
796	Freedom Acquisition Holdings, Inc.†	7,618
1,070	Fremont General Corp.(a)	7,415
330	Frontier Financial Corp.	8,234
570	Getty Realty Corp.	16,382
7,375	GFI Group, Inc.†(a)	501,279
210	Glacier Bancorp, Inc.	5,048
255	Gladstone Investment Corp.	3,792
1,203	Glimcher Realty Trust(a)	32,505
580	Greenhill & Co., Inc.(a)	35,606
400	Hancock Holding Co.	17,592

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Financials (continued)
565	Harris & Harris Group, Inc.†	$7,300
232	Heritage Commerce Corp.	5,914
243	HFF, Inc., Class A†	3,645
177	Highland Distressed Opportunities, Inc.†	2,543
90	Hilb, Rogal & Hobbs Co.	4,415
111	Home Bancshares, Inc.	2,448
10	Home Federal Bancorp, Inc.	155
982	Home Properties, Inc.	51,859
8	Housevalues, Inc.†	40
95	Inland Real Estate Corp.	1,742
180	International Bancshares Corp.	5,341
9,332	International Securities Exchange Holdings, Inc.	455,402
40	Intervest Bancshares Corp.†	1,148
90	Investors Bancorp, Inc.†	1,300
285	JER Investors Trust, Inc.	5,421
100	KBW, Inc.†	3,476
138	Kohlberg Capital Corp.	2,208
55	Lakeland Financial Corp.	1,248
535	Longview Fibre Co.	13,177
50	Macatawa Bank Corp.	920
190	Maguire Properties, Inc.	6,756
470	MarketAxess Holdings, Inc.†	7,868
95	Marlin Business Services Corp.†	2,079
71	MB Financial, Inc.	2,557
65	Mercantile Bank Corp.	2,111
239	Meruelo Maddux Properties, Inc.†	2,091
15	MetroCorp Bancshares, Inc.	318
236	Mid-America Apartment Communities, Inc.	13,277
65	Midwest Banc Holdings, Inc.	1,151
1,825	Mills Corp. (The)	46,063
2,895	Move, Inc.†	16,038
365	Nara Bancorp, Inc.	6,391
1	National City Corp.	37
1,013	National Financial Partners Corp.	47,520
320	National Interstate Corp.	8,243
1,705	NewAlliance Bancshares, Inc.	27,638
9,264	NewStar Financial, Inc.†	155,265
370	NTR Acquisition Co.†	3,371
50	Old Second Bancorp, Inc.	1,370
305	Omega Healthcare Investors, Inc.	5,231
680	optionsXpress Holdings, Inc.	16,007
215	Oritani Financial Corp.†	3,225
136	Pacific Capital Bancorp	4,368
273	Penson Worldwide, Inc.†	8,242
210	PFF Bancorp, Inc.	6,369
332	Pinnacle Financial Partners, Inc.†	10,129
210	Placer Sierra Bancshares	5,683
523	Portfolio Recovery Associates, Inc.†	23,352
195	Preferred Bank	7,646
30	Premierwest Bancorp	405
585	PrivateBancorp, Inc.	21,388
110	PS Business Parks, Inc.	7,757

Shares		Value
Financials (continued)
40	QC Holdings, Inc.	$532
246	Quadra Realty Trust, Inc.†	3,208
110	Resource Capital Corp.	1,775
615	Rewards Network, Inc.†	3,260
25	Roma Financial Corp.†	388
90	S.Y. Bancorp, Inc.	2,237
40	Safety Insurance Group, Inc.	1,605
360	Saul Centers, Inc.	20,484
330	Seacoast Banking Corp. of Florida(a)	7,481
200	Sierra Bancorp	5,612
16,500	Signature Bank†	536,910
275	Smithtown Bancorp, Inc.	7,150
15	Southside Bancshares, Inc.	344
75	Sovran Self Storage, Inc.	4,156
236	Stifel Financial Corp.†(a)	10,455
337	Suffolk Bancorp	10,878
590	Sun Communities, Inc.	18,302
745	Superior Bancorp†	8,046
1,157	SVB Financial Group†	56,219
1,010	Tanger Factory Outlet Centers, Inc.	40,794
330	Technology Investment Capital Corp.	5,580
360	Tejon Ranch Co.†	17,028
735	Texas Capital Bancshares, Inc.†	15,068
195	Thomas Weisel Partners Group, Inc.†(a)	3,709
20	Tompkins Trustco, Inc.	837
629	Tower Group, Inc.	20,266
790	TradeStation Group, Inc.†	9,946
110	Trico Bancshares	2,604
2,242	Trustco Bank Corp.(a)	21,478
2,410	UCBH Holdings, Inc.	44,874
120	United Community Banks, Inc.	3,935
305	United PanAm Financial Corp.†	3,813
215	United Security Bancshares(a)	4,100
145	USB Holding Co., Inc.	3,290
12	Viewpoint Financial Group	208
275	Vineyard National Bancorp	6,336
485	Virginia Commerce Bancorp, Inc.†	10,500
2,134	Waddell & Reed Financial, Inc., Class A	49,765
1,460	Washington Real Estate Investment Trust	54,633
5	Wauwatosa Holdings, Inc.†	87
470	West Bancorp, Inc.	7,092
438	Westamerica Bancorp	21,098
435	Western Alliance Bancorp†	13,502
196	Westfield Financial, Inc.	2,101
475	Wilshire Bancorp, Inc.	7,790
340	Wintrust Financial Corp.	15,167
555	World Acceptance Corp.†	22,172
40	Yardville National Bancorp	1,452

		4,548,714

Health Care — 18.8%
6,453	Abaxis, Inc.†	157,260

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Health Care (continued)
930	Abiomed, Inc.†	$12,704
736	Acadia Pharmaceuticals, Inc.†(a)	11,055
429	Accuray, Inc.†	9,541
986	Adams Respiratory Therapeutics, Inc.†	33,159
456	Adeza Biomedical Corp.†	10,889
1,420	Adolor Corp.†	12,425
307	Advanced Magnetics, Inc.†	18,503
911	ADVENTRX Pharmaceuticals, Inc.†	2,278
117	Affymax, Inc.†	3,767
2,179	Affymetrix, Inc.†	65,523
275	Air Methods Corp.†	6,606
1,577	Akorn, Inc.†	10,645
300	Albany Molecular Research, Inc.†	2,955
1,137	Alexion Pharmaceuticals, Inc.†(a)	49,164
1,795	Align Technology, Inc.†(a)	28,469
3,054	Alkermes, Inc.†	47,154
260	Alliance Imaging, Inc.†	2,270
18,810	Allscripts Healthcare Solutions, Inc.†(a)	504,296
1,180	Alnylam Pharmaceuticals, Inc.†	21,240
300	Alpharma, Inc., Class A	7,224
175	Altus Pharmaceuticals, Inc.†	2,664
850	Amedisys, Inc.†(a)	27,576
2,255	American Medical Systems Holdings, Inc.†(a)	47,738
310	AMERIGROUP Corp.†	9,424
1,040	AMN Healthcare Services, Inc.†	23,525
575	Amsurg Corp.†	14,082
555	Anadys Pharmaceuticals, Inc.†	2,203
260	Analogic Corp.	16,349
529	Angiodynamics, Inc.†	8,935
306	Animal Health International, Inc.†	3,700
169	Apria Healthcare Group, Inc.†	5,450
1,345	Arena Pharmaceuticals, Inc.†	14,607
1,224	ARIAD Pharmaceuticals, Inc.†	5,496
1,295	Array Biopharma, Inc.†	16,446
746	Arrow International, Inc.	23,991
855	Arthrocare Corp.†	30,814
505	Aspect Medical Systems, Inc.†	7,873
400	Atherogenics, Inc.†(a)	1,124
800	Auxilium Pharmaceuticals, Inc.†	11,744
1,255	AVANIR Pharmaceuticals, Class A†	1,531
1,590	AVI BioPharma, Inc.†(a)	4,261
100	Bentley Pharmaceuticals, Inc.†	819
700	BioCryst Pharmaceuticals, Inc.†	5,859
1,120	Bioenvision, Inc.†	4,581
2,900	BioMarin Pharmaceuticals, Inc.†	50,054
315	Bio-Reference Labs, Inc.†	8,001
477	Biosite, Inc.†	40,054
1,330	Bruker BioSciences Corp.†	13,992
200	Cadence Pharmaceuticals, Inc.†	2,960
720	Candela Corp.†	8,222
220	Caraco Pharmaceutical Laboratories, Ltd.†	2,680
1,745	Cell Genesys, Inc.†(a)	7,329

Shares		Value
Health Care (continued)
1,385	Centene Corp.†	$29,071
1,730	Cepheid, Inc.†	20,552
850	Cerus Corp.†	5,738
855	Chemed Corp.	41,861
530	Coley Pharmaceutical Group, Inc.†	5,077
750	Combinatorx, Inc.†	5,242
310	Computer Programs & Systems, Inc.	8,314
30,565	Conceptus, Inc.†	611,300
105	Corvel Corp.†	3,176
115	Cross Country Healthcare, Inc.†	2,096
1,745	Cubist Pharmaceuticals, Inc.†	38,512
1,888	CV Therapeutics, Inc.†(a)	14,859
675	Cyberonics, Inc.†	12,676
605	Cypress Bioscience, Inc.†	4,598
1,050	Cytokinetics, Inc.†	7,308
30	Datascope Corp.	1,086
1,610	deCODE genetics, Inc.†	5,876
70	Dendreon Corp.†(a)	905
1,150	Depomed, Inc.†(a)	4,106
500	DexCom Inc.†	3,930
575	Digene Corp.†	24,386
655	Dionex Corp.†	44,612
940	Diversa Corp.†(a)	7,341
743	DJO, Inc.†	28,160
1,950	Durect Corp.†	8,112
1,455	Eclipsys Corp.†	28,038
655	Emageon, Inc.†	7,205
100	Emergent Biosolutions, Inc.†	1,342
132	Emeritus Corp.†	4,455
608	Emisphere Technologies, Inc.†	1,946
1,980	Encysive Pharmaceuticals, Inc.†(a)	5,366
1,047	Enzo Biochem, Inc.†	15,789
1,380	Enzon Pharmaceuticals, Inc.†	11,247
1,560	eResearch Technology, Inc.†	12,262
515	ev3, Inc.†(a)	10,146
3,023	Exelixis, Inc.†	30,049
980	Five Star Quality Care, Inc.†	10,074
710	Foxhollow Technologies, Inc.†	14,832
605	Genitope Corp.†(a)	2,511
375	Genomic Health, Inc.†	6,502
4,976	Genta, Inc.†	1,543
445	Gentiva Health Services, Inc.†	8,976
990	Geron Corp.†	6,930
197	Greatbatch, Inc.†	5,024
483	GTx, Inc.†	9,853
870	Haemonetics Corp.†	40,672
880	Hana Biosciences, Inc.†	1,681
200	Hansen Medical, Inc.†	3,780
865	HealthExtras, Inc.†	24,895
520	Healthspring, Inc.†	12,246
1,126	Healthways, Inc.†	52,640
250	Hi-Tech Pharmacal Co., Inc.†	2,788
12,069	Hologic, Inc.†(a)	695,657
4,103	Human Genome Sciences, Inc.†	43,574

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Health Care (continued)
798	Hythiam, Inc.†	$5,426
180	ICU Medical, Inc.†	7,056
750	Idenix Pharmaceuticals, Inc.†	5,475
785	I-Flow Corp.†	11,571
1,752	Illumina, Inc.†(a)	51,334
2,193	Immucor, Inc.†	64,540
1,426	Incyte Corp.†	9,397
27,230	Indevus Pharmaceuticals, Inc.†	192,516
628	Integra LifeSciences Holdings Corp.†(a)	28,624
843	InterMune, Inc.†(a)	20,788
675	Intralase Corp.†	16,862
950	inVentiv Health, Inc.†	36,376
78	Inverness Medical Innovations, Inc.†	3,415
520	IRIS International, Inc.†(a)	7,254
2,664	Isis Pharmaceuticals, Inc.†	24,695
400	Kendle International, Inc.†	14,208
120	Kensey Nash Corp.†	3,660
32,983	Keryx Biopharmaceuticals, Inc.†	346,981
1,248	KV Pharmaceutical Co., Class A†	30,863
1,446	Kyphon, Inc.†(a)	65,272
170	Landauer, Inc.	8,582
685	LCA-Vision, Inc.(a)	28,215
2,460	Lexicon Genetics, Inc.†	8,930
367	LHC Group, Inc.†	11,902
15,520	Lifecell Corp.†(a)	387,534
1,015	Luminex Corp.†	13,926
170	Magellan Health Services, Inc.†	7,140
1,005	MannKind Corp.†(a)	14,371
730	Martek Biosciences Corp.†(a)	15,053
651	Matria Healthcare, Inc.†	17,160
3,820	Medarex, Inc.†	49,431
100	Medcath Corp.†	2,730
135	Medical Action Industries, Inc.†	3,226
1,615	Medicines Co.†	40,504
9,705	Medicis Pharmaceutical Corp., Class A(a)	299,108
1,174	Mentor Corp.	54,004
350	Merge Technologies, Inc.†(a)	1,704
665	Meridian Bioscience, Inc.	18,460
617	Metabasis Therapeutics, Inc.†	4,535
200	Metabolix, Inc.†	3,326
2,575	MGI Pharma, Inc.†	57,860
5,320	Micrus Endovascular Corp.†	126,829
158	Molecular Insight Pharmaceuticals, Inc.†	1,877
190	Molina Healthcare, Inc.†	5,812
826	Momenta Pharmaceuticals, Inc.†(a)	10,705
4,179	Monogram Biosciences, Inc.†	8,107
180	MWI Veterinary Supply, Inc.†	5,940
1,373	Myriad Genetics, Inc.†(a)	47,314
809	Nastech Pharmaceutical Co., Inc.†(a)	8,729
180	National Healthcare Corp.	9,176
715	Natus Medical, Inc.†	12,706
2,870	Nektar Therapeutics†	37,482

Shares		Value
Health Care (continued)
995	Neurocrine Biosciences, Inc.†	$12,438
385	Neurometrix, Inc.†(a)	3,738
440	New River Pharmaceuticals, Inc.†	27,997
200	Nighthawk Radiology Holdings, Inc.†	3,638
230	Northfield Laboratories, Inc.†(a)	830
250	Northstar Neuroscience, Inc.†	3,200
1,950	Novavax, Inc.†	5,050
734	Noven Pharmaceuticals, Inc.†	17,029
1,194	NPS Pharmaceuticals, Inc.†	4,048
1,055	NuVasive, Inc.†	25,056
1,158	Nuvelo, Inc.†	4,261
365	NxStage Medical, Inc.†	4,862
19,085	Obagi Medical Products, Inc.†	281,122
895	Odyssey HealthCare, Inc.†	11,751
963	Omnicell, Inc.†	20,146
1,557	Onyx Pharmaceuticals, Inc.†(a)	38,676
60	Option Care, Inc.	798
1,450	OraSure Technologies, Inc.†	10,658
1,840	OSI Pharmaceuticals, Inc.†	60,720
111	Osiris Therapeutics, Inc.†(a)	2,077
1,110	Pain Therapeutics, Inc.†	8,702
570	Palomar Medical Technologies, Inc.†	22,772
1,593	Panacos Pharmaceuticals, Inc.†	7,376
720	Par Pharmaceutical Cos., Inc.†	18,086
890	Parexel International Corp.†	32,013
715	Penwest Pharmaceuticals Co.†(a)	7,207
4,078	Peregrine Pharmaceuticals, Inc.†	3,996
165	Perrigo Co.	2,914
535	Pharmion Corp.†(a)	14,065
1,125	Phase Forward, Inc.†	14,771
755	PolyMedica Corp.	31,959
845	Pozen, Inc.†	12,464
470	PRA International†	10,133
705	Progenics Pharmaceuticals, Inc.†	16,694
440	Providence Service Corp. (The)†	10,437
2,235	PSS World Medical, Inc.†	47,248
23,351	Psychiatric Solutions, Inc.†	941,279
36,918	Quidel Corp.†	443,016
22,010	Radiation Therapy Services, Inc.†	674,386
1,645	Regeneron Pharmaceuticals, Inc.†	35,565
465	Renovis, Inc.†	1,628
100	Replidyne, Inc.†	556
160	Rigel Pharmaceuticals, Inc.†	1,738
1,545	Salix Pharmaceuticals, Ltd.†	19,467
890	Sangamo Biosciences, Inc.†	6,052
63,075	Santarus, Inc.†(a)	444,048
795	Sciele Pharma, Inc.†	18,826
995	Senomyx, Inc.†	12,318
579	Sirona Dental Systems, Inc.(a)	19,952
135	Somaxon Pharmaceuticals, Inc.†	1,647
536	SonoSite, Inc.†	15,147
950	Spectranetics Corp.†	10,165
710	Stereotaxis, Inc.†	8,449
1,012	Sun Healthcare Group, Inc.†	12,498

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Health Care (continued)
1,100	Sunrise Senior Living, Inc.†	$43,472
1,560	SuperGen, Inc.†	9,204
520	SurModics, Inc.†(a)	18,720
275	Symbion, Inc.†	5,393
995	Symmetry Medical, Inc.†	16,248
231	Synta Pharmaceuticals Corp.†	1,864
765	Tanox, Inc.†(a)	14,351
1,660	Telik, Inc.†(a)	9,014
12,680	Theravance, Inc.†	374,060
1,735	ThermoGenesis Corp.†	6,315
1,485	Thoratec Corp.†(a)	31,036
545	Trimeris, Inc.†	3,750
1,476	Trizetto Group, Inc.†	29,535
100	Trubion Pharmaceuticals, Inc.†	1,969
1,450	United Surgical Partners International, Inc.†	44,674
694	United Therapeutics Corp.†(a)	37,323
2,938	Valeant Pharmaceuticals International	50,798
345	Varian, Inc.†	20,100
946	Ventana Medical Systems, Inc.†(a)	39,637
680	Viasys Healthcare, Inc.†	23,113
905	Viropharma, Inc.†	12,987
180	Visicu, Inc.†	1,404
135	VistaCare, Inc., Class A†	1,174
7,272	Vital Images, Inc.†	241,867
205	Vital Signs, Inc.	10,656
200	Volcano Corp.†	3,602
1,055	West Pharmaceutical Services, Inc.	48,984
975	Wright Medical Group, Inc.†	21,733
630	Xenoport, Inc.†	17,552
164	Xtent, Inc.†	1,842
149	Young Innovations, Inc.	4,056
380	Zoll Medical Corp.†	10,127
1,195	Zymogenetics, Inc.†	18,594

		10,361,642

Industrials — 14.5%
475	3D Systems Corp.†(a)	10,407
655	A.S.V., Inc.†(a)	9,995
285	AAON, Inc.	7,447
1,007	AAR Corp.†	27,753
1,850	ABX Air, Inc.†	12,672
555	ACCO Brands Corp.†	13,370
345	Accuride Corp.†	5,037
889	Actuant Corp., Class A	45,126
1,477	Acuity Brands, Inc.	80,408
746	Administaff, Inc.	26,259
11,325	Advisory Board Co. (The)†(a)	573,272
140	Aerovironment, Inc.†	3,200
2,915	Airtran Holdings, Inc.†	29,937
645	Alaska Air Group, Inc.†	24,574
590	Albany International Corp., Class A	21,205
80	Allegiant Travel Co.†	2,520
162	Altra Holdings, Inc.†	2,221

Shares		Value
Industrials (continued)
302	Amerco, Inc.†	$21,137
1,987	American Commercial Lines, Inc.†(a)	62,491
485	American Ecology Corp.	9,317
300	American Railcar Industries, Inc.	8,943
11,990	American Reprographics Co.†	369,172
300	American Science & Engineering, Inc.†(a)	15,801
1,095	American Superconductor Corp.†(a)	14,750
390	American Woodmark Corp.	14,336
20	Ampco-Pittsburgh Corp.	578
50	Amrep Corp.(a)	3,862
695	Apogee Enterprises, Inc.	13,928
1,435	Applied Industrial Technologies, Inc.	35,201
395	Argon ST, Inc.†	10,452
550	Astec Industries, Inc.†	22,138
135	Atlas Air Worldwide Holdings, Inc.†	7,119
293	Badger Meter, Inc.	7,779
755	Baldor Electric Co.	28,494
1,035	Barnes Group, Inc.	23,815
205	Barrett Business Services, Inc.	4,725
190	Basin Water, Inc.†	1,305
30,342	BE Aerospace, Inc.†	961,841
1,405	Beacon Roofing Supply, Inc.†	22,733
695	Blount International, Inc.†	8,653
937	Brady Corp., Class A	29,234
1,027	Bucyrus International, Inc., Class A	52,890
465	Builders FirstSource, Inc.†	7,473
2,822	Capstone Turbine Corp.†	2,991
645	Casella Waste Systems, Inc., Class A†	6,295
732	CBIZ, Inc.†	5,197
70	CDI Corp.	2,024
775	Celadon Group, Inc.†	12,942
1,715	Cenveo, Inc.†	41,675
876	Ceradyne, Inc.†(a)	47,952
200	Chart Industries, Inc.†	3,632
830	China BAK Battery, Inc.†	2,698
610	Clarcor, Inc.	19,398
510	Clean Harbors, Inc.†	23,062
575	Columbus McKinnon Corp.†	12,874
415	Comfort Systems USA, Inc.	4,972
505	COMSYS IT Partners, Inc.†	10,050
250	Consolidated Graphics, Inc†	18,512
2,360	Corporate Executive Board Co.	179,266
555	CoStar Group, Inc.†	24,797
344	CRA International, Inc.†	17,950
80	Curtiss-Wright Corp.	3,083
975	Diamond Management & Technology Consultants, Inc.	11,398
360	Dynamex, Inc.†	9,158
390	Dynamic Materials Corp.†	12,761
455	DynCorp International, Inc., Class A†	6,866
1,027	EGL, Inc.†	40,700
760	Encore Wire Corp.(a)	19,243
1,261	Energy Conversion Devices, Inc.†(a)	44,059

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Industrials (continued)
845	ESCO Technologies, Inc.†	$37,873
310	Esterline Technologies Corp.†	12,732
2,130	Evergreen Solar, Inc.†(a)	20,768
160	ExpressJet Holdings, Inc.†	934
175	First Advantage Corp., Class A†	4,195
725	First Consulting Group, Inc.†	6,598
510	First Solar, Inc.†	26,525
385	Flanders Corp.†	2,791
735	Florida East Coast Industries, Inc.	46,077
19,652	Force Protection, Inc.†(a)	368,672
936	Forward Air Corp.	30,776
305	Foster (L.B.) Co., Class A†	6,286
745	Franklin Electric Co., Inc.	34,642
225	Freightcar America, Inc.	10,838
185	Frontier Airlines Holdings, Inc.†(a)	1,112
780	FTI Consulting, Inc.†	26,200
170	FuelCell Energy, Inc.†(a)	1,336
110	Gehl Co.†	2,792
1,825	GenCorp., Inc.†	25,258
1,509	General Cable Corp.†(a)	80,626
1,153	Genesee & Wyoming, Inc., Class A†	30,681
817	Genlyte Group, Inc.†	57,639
815	Geo Group, Inc. (The)†	36,936
475	Goodman Global, Inc.†	8,370
1,423	GrafTech International, Ltd.†	12,921
319	Granite Construction, Inc.	17,628
170	Greenbrier Cos., Inc.	4,539
420	H&E Equipment Services, Inc.†	9,030
353	Harland (John H.) Co.	18,084
870	Healthcare Services Group	24,926
1,015	Heartland Express, Inc.	16,118
670	Heico Corp.	24,448
500	Heidrick & Struggles International, Inc.†	24,225
70	Herley Industries, Inc.†	1,093
2,162	Herman Miller, Inc.	72,405
2,974	Hexcel Corp.†	59,034
160	Horizon Lines, Inc., Class A	5,251
125	Houston Wire & Cable Co.†(a)	3,502
1,291	HUB Group, Inc., Class A†	37,426
715	Hudson Highland Group, Inc.†	11,147
4,038	Huron Consulting Group, Inc.†	245,672
220	ICT Group, Inc.†	3,850
680	IHS, Inc., Class A†	27,955
759	II-VI, Inc.†	25,692
34,780	Innerworkings, Inc.†	410,404
175	Innovative Solutions & Support, Inc.†(a)	4,431
425	Insteel Industries, Inc.	7,136
475	Integrated Electrical Services, Inc.†	11,747
1,723	Interface, Inc., Class A	27,551
868	Interline Brands, Inc.†	19,027
632	Ionatron, Inc.†(a)	2,945
4,352	JetBlue Airways Corp.†	50,092

Shares		Value
Industrials (continued)
270	K&F Industries Holdings, Inc.†	$7,271
919	Kaydon Corp.	39,113
249	Kelly Services, Inc., Class A	8,018
14,414	Kenexa Corp.†	448,708
975	Kforce, Inc.†	13,426
1,845	Knight Transportation, Inc.(a)	32,878
965	Knoll, Inc.	22,996
1,065	Korn/Ferry International†(a)	24,431
1,637	Labor Ready, Inc.†	31,087
4,385	Ladish Co., Inc.†	165,051
427	Lamson & Sessions Co. (The)†	11,866
147	Layne Christensen Co.†	5,354
605	LECG Corp.†	8,760
50	Lindsay Manufacturing Co.(a)	1,590
125	Marten Transport, Ltd.†	1,985
720	McGrath Rentcorp	22,802
745	Medis Technologies, Ltd.†(a)	12,598
220	Middleby Corp.†	29,005
285	Miller Industries, Inc.†	6,216
620	Mine Safety Appliances Co.	26,077
1,070	Mobile Mini, Inc.†	28,655
205	MTC Technologies, Inc.†	4,311
170	Mueller Industries, Inc.	5,117
3,194	Mueller Water Products, Inc., Class A	44,109
1,265	Navigant Consulting, Inc.†	24,996
673	NCI Building Systems, Inc.†(a)	32,129
834	Nordson Corp.	38,748
510	Nuco2, Inc.†	12,862
920	Old Dominion Freight Line†	26,505
1,083	On Assignment, Inc.†	13,440
945	Orbital Sciences Corp.†	17,709
75	P.A.M. Transportation Services†	1,546
1,230	Pacer International, Inc.	33,136
20	Patriot Transportation Holding, Inc.†	1,792
18,359	PeopleSupport, Inc.†	210,211
630	Perini Corp.†	23,222
150	PGT, Inc.†	1,800
485	Pike Electric Corp.†	8,769
2,292	Plug Power, Inc.†(a)	7,243
515	Power-One, Inc.†	2,946
340	PW Eagle, Inc.	11,234
270	Quality Distribution, Inc.†	2,336
530	Raven Industries, Inc.	14,866
653	RBC Bearings, Inc.†	21,830
546	Regal-Beloit Corp.	25,323
1,555	Resources Connection, Inc.†	49,744
960	Rollins, Inc.	22,090
1,400	SAIC, Inc.†	24,248
90	Schawk, Inc.	1,630
70	School Specialty, Inc.†(a)	2,528
1,090	Simpson Manufacturing Co., Inc.	33,616
796	SkyWest, Inc.	21,357
500	Smith (A.O.) Corp.	19,110
931	Spherion Corp.†	8,211

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Industrials (continued)
160	Standard Parking Corp.†	$5,659
100	Stanley, Inc.†	1,560
241	Sterling Construction Co., Inc.†	4,593
50	Superior Essex, Inc.†	1,734
30	TAL International Group, Inc.	720
490	Taleo Corp., Class A†	8,124
1,970	Taser International, Inc.†(a)	15,819
210	Team, Inc.†	8,012
946	Teledyne Technologies, Inc.†	35,418
16,805	TeleTech Holdings, Inc.†	616,575
114	Tennant Co.	3,590
1,115	Tetra Tech, Inc.†	21,252
252	TransDigm Group, Inc.†	9,168
365	Trex Co., Inc.†(a)	7,858
115	Triumph Group, Inc.	6,364
465	TurboChef Technologies, Inc.†(a)	7,077
972	UAP Holding Corp.	25,126
310	United Industrial Corp.	17,112
60	Universal Forest Products, Inc.	2,973
223	Universal Truckload Services, Inc.†	5,399
115	US Xpress Enterprises, Inc., Class A†	1,985
135	USA Truck, Inc.†	2,098
550	Valmont Industries, Inc.	31,806
615	Vicor Corp.	6,162
1,573	Wabtec Corp.	54,253
570	Waste Connections, Inc.†	17,066
10	Waste Industries USA, Inc.	275
910	Watsco, Inc.	46,474
310	Watson Wyatt Worldwide, Inc., Class A	15,082
225	Watts Water Technologies, Inc., Class A	8,557
885	Williams Scotsman International, Inc.†	17,399

		8,017,952

Information Technology — 29.5%
1,530	24/7 Real Media, Inc.†	12,286
935	Acacia Research-Acacia Technologies†	14,792
405	Access Integrated Technologies, Inc., Class A†(a)	2,199
275	Acme Packet, Inc.†	4,065
1,450	Actuate Corp.†	7,569
1,302	Adtran, Inc.	31,704
1,150	Advanced Analogic Technologies, Inc.†	7,567
925	Advanced Energy Industries, Inc.†	19,462
670	Advent Software, Inc.†	23,363
360	Aeroflex, Inc.†	4,734
250	Agile Software Corp.†	1,738
50	Altiris, Inc.†	1,646
730	AMIS Holdings, Inc.†	7,994
3,343	Amkor Technology, Inc.†	41,721
1,490	Anadigics, Inc.†	17,612
55	Anaren, Inc.†	969
490	Anixter International, Inc.†(a)	32,311

Shares		Value
Information Technology (continued)
540	Ansoft Corp.†	$17,086
999	Ansys, Inc.†	50,719
104,540	Applied Micro Circuits Corp.†	381,571
2,442	aQuantive, Inc.†(a)	68,156
1,875	Arris Group, Inc.†	26,400
4,097	Art Technology Group, Inc.†	9,505
970	Asyst Technologies, Inc.†	6,819
1,813	Atheros Communications, Inc.†	43,385
786	ATMI, Inc.†	24,028
4,249	Avanex Corp.†(a)	7,606
137	Avid Technology, Inc.†(a)	4,779
194	Avocent Corp.†	5,232
330	Bankrate, Inc.†(a)	11,629
470	BearingPoint, Inc.†	3,600
440	Benchmark Electronics, Inc.†	9,090
945	BISYS Group, Inc. (The)†	10,830
1,132	Blackbaud, Inc.	27,643
22,260	Blackboard, Inc.†(a)	748,604
467	Blue Coat Systems, Inc.†	17,153
30	Bottomline Technologies, Inc.†	327
1,590	Brightpoint, Inc.†	18,190
5,833	Brocade Communications Systems, Inc.†	55,530
454	Cabot Microelectronics Corp.†	15,214
830	CACI International, Inc., Class A†	38,894
135	Carrier Access Corp.†	690
196	Cass Information Systems, Inc.	6,617
1,111	C-COR, Inc.†	15,398
1,004	Chordiant Software, Inc.†	10,391
85	Ciber, Inc.†	669
2,407	Cirrus Logic, Inc.†	18,438
4,637	CNET Networks, Inc.†	40,388
1,360	Cogent, Inc.†	18,292
1,385	Cognex Corp.	30,013
580	Coherent, Inc.†	18,409
493	Color Kinetics, Inc.†	9,579
15,015	CommScope, Inc.†	644,144
17,945	Commvault Systems, Inc.†	290,709
20,915	Comtech Group, Inc.†	365,594
743	Comtech Telecommunications Corp.†	28,776
25,368	Concur Technologies, Inc.†(a)	442,925
12,531	Conexant Systems, Inc.†(a)	20,676
860	Convera Corp., Class A†	2,700
205	CPI International, Inc.†	3,940
680	CSG Systems International, Inc.†	17,014
665	CTS Corp.	9,190
1,015	Cybersource Corp.†	12,698
1,146	Cymer, Inc.†(a)	47,616
1,264	Daktronics, Inc.(a)	34,684
22,200	DealerTrack Holdings, Inc.†	681,984
355	Digi International, Inc.†	4,508
1,282	Digital River, Inc.†(a)	70,830
647	Diodes, Inc.†	22,548

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Information Technology (continued)
200	DivX, Inc.†	$4,008
24,495	Double-Take Software, Inc.†	330,927
115	DSP Group, Inc.†	2,185
8,795	DTS, Inc.†	213,103
140	Eagle Test Systems, Inc.†	2,330
565	eCollege.com, Inc.†	10,142
365	eFunds Corp.†	9,731
1,270	Emcore Corp.†(a)	6,350
305	EMS Technologies, Inc.†	5,877
815	Emulex Corp.†	14,906
415	Entegris, Inc.†	4,440
1,915	Epicor Software Corp.†	26,638
5,938	Equinix, Inc.†	508,471
1,153	Euronet Worldwide, Inc.†(a)	30,970
485	Exar Corp.†	6,421
260	Excel Technology, Inc.†	7,106
11,437	ExlService Holdings, Inc.†	235,945
1,160	FalconStor Software, Inc.†	12,087
769	FEI Co.†	27,730
6,815	Finisar Corp.†	23,852
2,135	Flir Systems, Inc.†	76,155
1,483	Formfactor, Inc.†	66,364
340	Forrester Research, Inc.†	9,642
2,615	Foundry Networks, Inc.†	35,486
1,678	Gartner, Inc.†	40,188
730	Gateway, Inc.†	1,599
515	Genesis Microchip, Inc.†	4,784
120	Gerber Scientific, Inc.†	1,273
835	Gevity HR, Inc.	16,483
895	Global Cash Access Holdings, Inc.†	14,938
475	Global Imaging Systems, Inc.†	9,263
159	Guidance Software, Inc.†	1,914
2,140	Harmonic, Inc.†	21,015
757	Harris Stratex Networks, Inc., Class A†	14,527
475	Heartland Payment Systems, Inc.(a)	11,229
428	Hittite Microwave Corp.†	17,193
1,700	Hypercom Corp.†	10,132
946	Hyperion Solutions Corp.†(a)	49,031
331	i2 Technologies, Inc.†(a)	7,944
335	ID Systems, Inc.†(a)	4,030
600	iGate Corp.†	4,944
620	Ikanos Communications, Inc.†	4,817
405	Infocrossing, Inc.†(a)	6,022
2,835	Informatica Corp.†	38,074
487	Information Services Group, Inc.†	3,633
515	Infospace, Inc.†	13,220
1,040	infoUSA, Inc.	10,005
334	Integral Systems, Inc.	8,073
1,689	Interdigital Communications Corp.†	53,491
1,536	Intermec, Inc.†	34,314
1,382	Internap Network Services Corp.†	21,766
85	Inter-Tel, Inc.	2,009
1,203	InterVoice, Inc.†	7,988
645	Interwoven, Inc.†	10,900
Shares		Value
Information Technology (continued)
680	Intevac, Inc.†	$17,932
1,403	Ipass, Inc.†(a)	7,057
240	IPG Photonics Corp.†	4,608
142	Isilon Systems, Inc.†	2,296
9,033	Itron, Inc.†	587,506
1,270	Ixia†	11,811
740	IXYS Corp.†	7,570
1,620	j2 Global Communications, Inc.†	44,906
2,540	Jack Henry & Associates, Inc.	61,087
160	JDA Software Group, Inc.†	2,405
675	Jupitermedia Corp.†	4,468
795	Keane, Inc.†	10,796
645	Knot, Inc. (The)†	13,887
760	Komag, Inc.†(a)	24,875
1,903	Kopin Corp.†	6,432
1,050	Kronos, Inc.†	56,175
1,496	L-1 Identity Solutions, Inc.†(a)	24,699
10,855	Lightbridge, Inc.†	190,722
1,893	Lionbridge Technologies, Inc.†	9,635
225	Liquidity Services, Inc.†	3,812
360	Littelfuse, Inc.†	14,616
585	LoJack Corp.†	11,103
25	LoopNet, Inc.†	427
1,960	LTX Corp.†	11,995
1,410	Macrovision Corp.†	35,320
50	Magma Design Automation, Inc.†	598
119	Manhattan Associates, Inc.†	3,264
453	Mantech International Corp., Class A†	15,135
535	Mapinfo Corp.†	10,770
775	Marchex, Inc., Class B(a)	11,873
1,534	Mattson Technology, Inc.†	13,959
445	Maxwell Technologies, Inc.†(a)	5,571
425	Measurement Specialties, Inc.†	9,588
180	Mercury Computer Systems, Inc.†	2,497
2,220	Micrel, Inc.†(a)	24,464
1,277	Micros Systems, Inc.†	68,945
2,407	Microsemi Corp.†	50,090
311	MicroStrategy, Inc., Class A†	39,307
1,680	Microtune, Inc.†	6,922
1,110	Midway Games, Inc.†(a)	6,938
2,655	Mindspeed Technologies, Inc.†	5,761
747	MIPS Technologies, Inc.†	6,671
860	Mobility Electronics, Inc.†	2,675
735	Monolithic Power Systems, Inc.†	9,482
680	MoSys, Inc.†	5,712
1,265	MPS Group, Inc.†	17,900
520	MTS Systems Corp.	20,197
245	Multi-Fineline Electronix, Inc.†(a)	3,761
550	Neoware, Inc.†	5,538
305	Ness Technologies, Inc.†	3,898
1,616	Net 1 UEPS Technologies, Inc.†(a)	40,206
1,057	Netgear, Inc.†	30,156
13,044	Netlogic Microsystems, Inc.†	347,231
638	Netscout Systems, Inc.†	5,774

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Information Technology (continued)
190	Nextest Systems Corp.†	$2,660
1,192	NIC, Inc.	6,389
985	Novatel Wireless, Inc.†	15,799
19,105	Nuance Communications, Inc.†(a)	292,498
325	Omniture, Inc.†	5,925
1,690	Omnivision Technologies, Inc.†(a)	21,902
4,097	ON Semiconductor Corp.†	36,545
36,735	Online Resources Corp.†	421,350
3,043	Openwave Systems, Inc.†(a)	24,800
30	Oplink Communications, Inc.†	539
405	Opnet Technologies, Inc.†	5,472
213	OpNext, Inc.†	3,150
36,889	Opsware, Inc.†	267,445
100	Optium Corp.†	1,941
23,700	Orbcomm, Inc.†(a)	302,175
180	OSI Systems, Inc.†	4,759
130	OYO Geospace Corp.†	9,220
1,155	Packeteer, Inc.†	14,345
150	Palm, Inc.†(a)	2,720
1,795	Parametric Technology Corp.†	34,267
60	Park Electrochemical Corp.	1,627
560	Parkervision, Inc.†(a)	7,398
655	PDF Solutions, Inc.†	7,395
13,569	Perficient, Inc.†	268,395
415	Pericom Semiconductor Corp.†	4,059
270	Photon Dynamics, Inc.†	3,405
815	Plantronics, Inc.	19,250
1,465	Plexus Corp.†	25,125
760	PLX Technology, Inc.†	7,402
1,322	Polycom, Inc.†(a)	44,062
913	Presstek, Inc.†	5,524
270	QAD, Inc.	2,457
540	Quality Systems, Inc.(a)	21,600
1,555	Quest Software, Inc.†	25,300
900	Rackable Systems, Inc.†(a)	15,273
875	Radiant Systems, Inc.†	11,401
185	Radisys Corp.†	3,023
555	Radyne Corp.†	5,062
1,208	RAE Systems, Inc.†	3,467
2,555	RealNetworks, Inc.†	20,057
250	Renaissance Learning, Inc.	3,292
4,880	RF Micro Devices, Inc.†(a)	30,402
465	RightNow Technologies, Inc.†	7,617
13,825	Riverbed Technology, Inc.†(a)	382,123
475	Rofin-Sinar Technologies, Inc.†	28,110
575	Rogers Corp.†	25,501
95	Rudolph Technologies, Inc.†	1,657
2,586	Sapient Corp.†	17,740
711	SAVVIS, Inc.†	34,043
790	ScanSource, Inc.†	21,204
70	Secure Computing Corp.†	539
80	Semitool, Inc.†	1,040
2,385	Semtech Corp.†	32,150
190	SI International, Inc.†	5,455
Shares		Value
Information Technology (continued)
754	Sigma Designs, Inc.†(a)	$19,800
2,660	Silicon Image, Inc.†	21,706
1,037	Silicon Storage Technology, Inc.†	5,112
860	Sirenza Microdevices, Inc.†	7,413
1,655	Sirf Technology Holdings, Inc.†(a)	45,943
1,080	Skyworks Solutions, Inc.†	6,210
764	Smith Micro Software, Inc.†(a)	14,233
797	Sohu.com, Inc.†	17,080
865	Sonic Solutions, Inc.†	12,196
7,917	Sonus Networks, Inc.†(a)	63,890
624	SPSS, Inc.†	22,526
1,250	SRA International, Inc., Class A†	30,450
16,030	SRS Labs, Inc.†	223,298
60	Staktek Holdings, Inc.†	195
180	Standard Microsystems Corp.†	5,497
20	Startek, Inc.	196
330	Stratasys, Inc.†	14,098
367	Sunpower Corp., Class A†(a)	16,698
390	Supertex, Inc.†	12,952
21,439	Switch & Data Facilities Co., Inc.†	388,475
160	Sybase, Inc.†(a)	4,045
925	SYKES Enterprises, Inc.†	16,872
210	Symmetricom, Inc.†	1,743
795	Synaptics, Inc.†	20,336
150	Synchronoss Technologies, Inc.†	2,610
8,396	Syntel, Inc.	290,921
120	Take-Two Interactive Software, Inc.†(a)	2,417
1,036	Talx Corp.	34,323
100	Techwell, Inc.†	1,247
1,625	Tekelec†	24,229
1,226	Terremark Worldwide, Inc.†	9,882
16,006	Tessera Technologies, Inc.†	636,078
550	TheStreet.Com, Inc.	6,738
16,980	THQ, Inc.†	580,546
830	TIBCO Software, Inc.†	7,072
180	TNS, Inc.†	2,896
1,222	Transaction Systems Architects, Inc.†	39,581
3,056	Transmeta Corp.†	1,742
4,073	Transwitch Corp.†	6,476
100	Travelzoo, Inc.†	3,677
1,839	Trident Microsystems, Inc.†	36,890
992	TTM Technologies, Inc.†	9,464
1,305	Tyler Technologies, Inc.†	16,574
15,900	Ultimate Software Group, Inc.†	416,421
695	Ultratech, Inc.†	9,459
525	Universal Display Corp.†(a)	7,922
1,790	Utstarcom, Inc.†(a)	14,839
2,080	VA Software Corp.†	8,382
3,079	Valueclick, Inc.†	80,454
13,072	Varian Semiconductor Equipment Associates, Inc.†	697,783
835	Vasco Data Security International†	14,921
885	Veeco Instruments, Inc.†	17,258

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Information Technology (continued)
11,460	VeriFone Holdings, Inc.†(a)	$420,926
795	Viasat, Inc.†	26,211
285	Vignette Corp.†	5,292
425	Virage Logic Corp.†	3,090
14,491	Vocus, Inc.†	291,704
585	Volterra Semiconductor Corp.†	7,640
1,427	WebEx Communications, Inc.†	81,139
440	webMethods, Inc.†	3,164
1,445	Websense, Inc.†	33,221
595	WebSideStory, Inc.†	7,705
2,263	Wind River Systems, Inc.†	22,494
1,065	Witness Systems, Inc.†	28,702
1,084	Wright Express Corp.†	32,878
360	X-Rite, Inc.	4,662
1,690	Zhone Technologies, Inc.†	2,096
1,435	Zoran Corp.†	24,424

		16,273,000

Materials — 1.2%
207	AEP Industries, Inc.†	8,901
3,595	AK Steel Holding Corp.†	84,087
720	AMCOL International Corp.	21,348
545	American Vanguard Corp(a)	9,314
60	Arch Chemicals, Inc.	1,873
532	Balchem Corp.	9,406
170	Castle (A.M.) & Co.	4,991
410	Century Aluminum Co.†	19,221
290	Chaparral Steel Co.	16,869
99	Claymont Steel Holdings, Inc.†	1,973
480	Cleveland-Cliffs, Inc.	30,725
8,554	Coeur d’Alene Mines Corp.†	35,157
335	Deltic Timber Corp.	16,067
120	Georgia Gulf Corp.	1,945
2,403	Graphic Packaging Corp.†	11,390
755	Headwaters, Inc.†	16,497
3,649	Hecla Mining Co.†	33,060
1,985	Hercules, Inc.†	38,787
100	Innophos Holdings, Inc.	1,729
80	Kronos Worldwide, Inc.	2,593
910	MacDermid, Inc.	31,732
495	Myers Industries, Inc.	9,247
480	Neenah Paper, Inc.	19,075
565	NewMarket Corp.	22,978
160	NL Industries(a)	1,744
50	NN, Inc.	624
195	Olin Corp.	3,303
600	Omnova Solutions, Inc.†	3,276
372	Pioneer Cos., Inc.†	10,282
260	Quanex Corp.	11,011
300	Royal Gold, Inc.(a)	9,030
751	RTI International Metals, Inc.†	68,348
460	Silgan Holdings, Inc.	23,511
1,115	Stillwater Mining Co.†	14,149
1,075	Symyx Technologies, Inc.†	19,049

Shares		Value
Materials (continued)
140	Texas Industries, Inc.	$10,574
830	U.S. Concrete, Inc.†	6,491
1,035	W.R. Grace & Co.†	27,345
80	Wausau Paper Corp.	1,149
563	Zoltek Cos., Inc.†(a)	19,666

		678,517

Telecommunication Services — 3.5%
214	Atlantic Tele-Network, Inc.	5,592
23,043	Cbeyond, Inc.†	675,851
690	Centennial Communications Corp.†	5,679
21,448	Cogent Communications Group, Inc.†	506,816
4,593	Dobson Communications Corp., Class A†	39,454
280	Eschelon Telecom, Inc.†	8,092
3,779	FiberTower Corp.†(a)	19,613
1,045	General Communication, Inc., Class A†	14,630
200	Globalstar, Inc.†(a)	2,120
746	InPhonic, Inc.†	8,131
550	iPCS, Inc.†	26,944
465	North Pittsburgh Systems, Inc	10,123
385	NTELOS Holdings Corp.†	7,400
750	PAETEC Holding Corp.†	7,860
40	Shenandoah Telecom Co.	1,884
685	Syniverse Holdings, Inc.†	7,220
27,717	Time Warner Telecom, Inc., Class A†	575,682
534	Vonage Holdings Corp.†(a)	1,842
655	Wireless Facilities, Inc.†	852

		1,925,785

Utilities — 0.1%
493	ITC Holdings Corp.	21,342
272	Ormat Technologies, Inc.	11,413

		32,755

Total Common Stock (Cost $49,751,553)		54,485,211

EXCHANGE TRADED FUNDS — 0.9%
6,740	iShares Russell 2000 Growth Index Fund (Cost $531,614)	542,975

MONEY MARKET FUNDS — 17.2%
9,422,582	PNC Institutional Money Market Trust 5.33%(b)	9,422,582
69,317	TCW Galileo Money Market Fund 5.02%	69,317

Total Money Market Funds (Cost $9,491,899)		9,491,899

Total Investments — 116.9% (Cost $59,775,066)		64,520,085
Other Assets & Liabilities, Net — (16.9)%		(9,345,701)

NET ASSETS — 100.0%		$55,174,384

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Shares		Value(a)
COMMON STOCK — 96.8%
Australia — 5.3%
1,200	AGL Energy, Ltd.	$15,639
693	Alinta, Ltd.	8,129
4,100	Alumina, Ltd.	24,229
3,700	AMP, Ltd.	31,069
3,800	Australia & New Zealand Banking Group, Ltd.	91,188
15,200	BHP Billiton, Ltd.	368,189
22,600	BlueScope Steel, Ltd.	191,693
3,300	Brambles, Ltd.†	36,304
12,300	Coca-Cola Amatil, Ltd.	87,431
2,700	Coles Group, Ltd.	35,447
9,300	Commonwealth Bank of Australia	377,603
400	CSL, Ltd.	26,592
5,800	Foster’s Group, Ltd.	32,086
5,900	GPT Group	23,561
6,900	Insurance Australia Group, Ltd.	32,682
500	Macquarie Bank, Ltd.	33,417
3,100	Macquarie Goodman Group	17,516
7,000	Macquarie Infrastructure Group	21,704
3,300	National Australia Bank, Ltd.	107,621
1,700	Orica, Ltd.	34,805
2,400	Origin Energy, Ltd.	17,479
39,300	Pacific Brands, Ltd.	97,474
13,600	QBE Insurance Group, Ltd.	346,393
2,400	Rinker Group, Ltd.	34,952
1,000	Rio Tinto, Ltd.	63,645
3,600	Stockland	23,720
1,600	Suncorp-Metway, Ltd.	26,866
2,333	Sydney Roads Group	2,547
1,700	TABCORP Holdings, Ltd.	22,676
52,100	Telstra Corp., Ltd.	196,559
1,200	Toll Holdings, Ltd.	19,877
1,000	Wesfarmers, Ltd.	30,491
4,200	Westfield Group	69,792
4,200	Westpac Banking Corp.	89,434
1,000	Woodside Petroleum, Ltd.	31,768
8,500	Woolworths, Ltd.	186,660

		2,857,238

Austria — 0.9%
2,000	Boehler-Uddeholm AG	192,721
400	Erste Bank der Oesterreichischen Sparkassen AG	31,156
3,900	Meinl European Land, Ltd.†	108,519
300	OMV AG	18,970
1,000	Telekom Austria AG	25,127
1,300	Voestalpine AG	94,329

		470,822

Belgium — 2.1%
800	Belgacom SA	35,699
100	Cofinimmo	20,844
1,000	Delhaize Group	92,278
1,300	Dexia SA	38,846
Shares		Value(a)
Belgium (continued)
2,300	Fortis	$105,184
200	Groupe Bruxelles Lambert SA	23,447
5,700	InBev NV	413,594
2,700	KBC Groep NV	336,232
200	Solvay SA	30,839
200	UCB SA	11,657

		1,108,620

Bermuda — 0.0%#
2,000	Esprit Holdings, Ltd.	23,436

Denmark — 1.1%
2	AP Moeller - Maersk A/S	20,767
1,700	Carlsberg A/S, Class B	184,689
6,200	Danske Bank A/S	287,419
100	DSV A/S	17,432
200	Jyske Bank†	16,062
500	Novo-Nordisk A/S, Class B	45,589
200	Novozymes A/S, Class B	17,828
400	Vestas Wind Systems A/S†	22,298

		612,084

Finland — 1.7%
1,000	Fortum Oyj	29,123
3,800	KCI Konecranes Oyj	127,841
2,400	Metso Oyj	126,891
2,600	Neste Oil Oyj	89,506
13,469	Nokia Oyj†	310,353
3,300	Rautaruukki Oyj	153,754
1,100	Sampo Oyj, Class A	33,520
1,600	Stora Enso Oyj, Class R	27,790
1,500	UPM-Kymmene Oyj	38,315

		937,093

France — 9.8%
400	Accor SA	38,274
2,500	Air France-KLM	114,345
200	Air Liquide	48,674
5,400	Alcatel-Lucent	63,796
200	Alstom†	26,000
3,200	AXA SA	136,089
5,200	BNP Paribas	543,893
3,410	Bouygues	264,153
2,590	Cap Gemini SA	197,134
1,200	Carrefour SA	87,956
700	Cie de Saint-Gobain	68,727
200	Cie Generale d’Optique Essilor International SA	23,006
200	CNP Assurances	23,405
400	Compagnie Generale de Geophysique SA†	84,194
400	Compagnie Generale des Etablissements Michelin, Class B	44,225
1,600	Credit Agricole SA	62,539
3,200	France Telecom SA	84,796
600	Gaz de France SA	28,021

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value(a)
France (continued)
500	Groupe Danone	$81,807
900	Lafarge SA	141,407
300	Lagardere SCA	23,260
600	L’Oreal SA	65,535
500	LVMH Moet Hennessy Louis Vuitton SA	55,535
100	Neopost SA	14,327
240	Pernod-Ricard SA	48,800
400	Peugeot SA	28,203
200	PPR	32,109
500	Publicis Groupe	24,135
400	Renault SA	46,879
3,800	Sanofi-Aventis	330,653
500	Schneider Electric SA	63,731
3,600	Societe Generale	622,471
200	Sodexho Alliance SA	14,677
4,500	Suez SA	238,406
300	Technip SA	21,826
8,300	Total SA	579,843
100	Unibail	30,402
90	Vallourec	23,128
600	Veolia Environnement	44,659
2,100	Vinci SA	327,460
11,800	Vivendi SA	480,921

		5,279,401

Germany — 7.9%
400	Adidas AG	21,833
800	Allianz SE	163,671
200	Altana AG	13,009
1,900	BASF AG	213,801
1,400	Bayer AG	89,637
2,300	Bayerische Motoren Werke AG	135,686
1,500	Beiersdorf AG	102,734
1,300	Commerzbank AG	57,427
400	Continental AG	51,698
1,900	DaimlerChrysler AG	155,448
3,400	Deutsche Bank AG	457,820
200	Deutsche Boerse AG	45,834
1,700	Deutsche Post AG	51,321
6,200	Deutsche Telekom AG	102,669
3,300	E.ON AG	449,240
3,930	Fresenius AG	312,404
100	Fresenius Medical Care AG & Co. KGaA	14,571
200	Henkel KGaA	29,641
400	Hypo Real Estate Holding AG	25,531
1,700	Infineon Technologies AG†	26,473
300	Linde AG	32,294
2,000	MAN AG	233,257
1,208	Merck KGaA	155,980
400	Metro AG	28,337
1,700	MTU Aero Engines Holding AG	102,172
400	Muenchener Rueckversicherungs AG	67,737
136	Porsche AG	208,287
Shares		Value(a)
Germany (continued)
900	RWE AG	$95,144
2,200	SAP AG	98,057
3,130	Siemens AG	335,222
5,600	ThyssenKrupp AG	277,979
400	Volkswagen AG^	60,031
300	Volkswagen AG^	30,771

		4,245,716

Greece — 0.5%
1,000	Alpha Bank AE	31,561
2,600	Coca Cola Hellenic Bottling Co. SA	109,732
700	EFG Eurobank Ergasias SA	28,452
800	Hellenic Telecommunications Organization SA†	21,822
800	National Bank of Greece SA	42,321
500	OPAP SA	19,004

		252,892

Hong Kong — 1.3%
4,700	Bank of East Asia, Ltd.	27,331
9,000	BOC Hong Kong Holdings, Ltd.	21,777
3,200	Cheung Kong Holdings, Ltd.	40,455
32,000	China Mobile, Ltd.	287,839
4,500	CLP Holdings, Ltd.	32,870
2,900	Hang Seng Bank, Ltd.	41,198
9,000	Hong Kong & China Gas Co.	20,089
3,500	Hong Kong Exchanges & Clearing, Ltd.	33,984
3,000	HongKong Electric Holdings	15,381
5,000	Hutchison Whampoa, Ltd.	48,019
3,000	Sun Hung Kai Properties, Ltd.	34,670
2,500	Swire Pacific, Ltd., Class A	28,041
23,000	Wharf Holdings, Ltd.	85,002

		716,656

Ireland — 1.2%
9,500	Allied Irish Banks PLC	281,623
2,200	Bank of Ireland	47,202
6,000	CRH PLC	257,193
1,100	Depfa Bank PLC	19,643
800	Elan Corp. PLC†	10,398

		616,059

Italy — 2.9%
1,900	Assicurazioni Generali SpA	80,924
700	Autostrade SpA	22,518
2,100	Banca Monte dei Paschi di Siena SpA	13,169
5,200	Banca Popolare di Milano Scrl	80,690
700	Banche Popolari Unite Scpa	20,762
800	Banco Popolare di Verona e Novara Scrl	24,917
3,400	Capitalia SpA	30,744
28,700	Enel SpA	307,360
14,700	ENI SpA	478,365
1,400	Fiat SpA†	35,487
1,200	Finmeccanica SpA	36,071

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value(a)
Italy (continued)
15,064	Intesa Sanpaulo SpA^	$114,493
2,300	Intesa Sanpaulo SpA, RNC^	17,211
2,200	Mediaset SpA	24,028
1,200	Mediobanca SpA	26,745
3,800	Snam Rete Gas SpA	24,199
21,600	Telecom Italia SpA^	61,714
14,500	Telecom Italia SpA, RNC^	35,871
14,100	UniCredito Italiano SpA	134,263

		1,569,531

Japan — 21.2%
200	Acom Co., Ltd.	8,481
400	Advantest Corp.	17,721
2,300	Aeon Co., Ltd.	45,612
200	Aiful Corp.	6,172
500	Aisin Seiki Co., Ltd.	17,467
2,000	Ajinomoto Co., Inc.	22,965
1,000	Amada Co., Ltd.	11,394
1,300	Asahi Breweries, Ltd.	20,822
2,000	Asahi Glass Co., Ltd.	28,064
3,000	Asahi Kasei Corp.	21,752
1,100	Astellas Pharma, Inc.	47,281
2,000	Bank of Fukuoka, Ltd. (The)	15,960
3,000	Bank of Yokohama, Ltd. (The)	22,301
1,300	Bridgestone Corp.	25,834
8,851	Canon, Inc.	475,248
4	Central Japan Railway Co.	45,417
2,000	Chiba Bank, Ltd. (The)	17,578
1,200	Chubu Electric Power Co, Inc.	41,237
700	Chugai Pharmaceutical Co., Ltd.	17,669
400	Credit Saison Co., Ltd.	13,114
2,000	Dai Nippon Printing Co., Ltd.	31,390
4,600	Daiichi Sankyo Co., Ltd.	140,783
700	Daikin Industries, Ltd.	24,283
200	Daito Trust Construction Co., Ltd.	9,370
2,000	Daiwa House Industry Co., Ltd.	32,677
3,000	Daiwa Securities Group, Inc.	36,052
1,300	Denso Corp.	48,123
6	Dentsu, Inc.	16,729
7	East Japan Railway Co.	54,445
500	Eisai Co., Ltd.	23,962
600	Electric Power Development Co., Ltd.	30,141
400	Fanuc, Ltd.	37,062
1,000	FUJIFILM Holdings Corp.	40,903
1,000	Fujikura, Ltd.	7,021
4,000	Fujitsu, Ltd.	26,540
100	Hirose Electric Co., Ltd.	11,972
8,000	Hitachi, Ltd.	62,182
600	Hokkaido Electric Power Co.	15,919
3,000	Hokuhoku Financial Group, Inc.	10,297
13,800	Honda Motor Co., Ltd.	480,870
1,000	Hoya Corp.	33,038
2,100	Ibiden Co., Ltd.	108,451
2	Inpex Holdings, Inc.	17,260
Shares		Value(a)
Japan (continued)
3,000	Itochu Corp.	$29,628
9	Japan Tobacco, Inc.	44,121
1,100	JFE Holdings, Inc.	64,952
2,000	Joyo Bank, Ltd. (The)	12,446
900	JS Group Corp.	19,465
2,000	JTEKT Corp.	34,932
3,000	Kajima Corp.	15,254
1,700	Kansai Electric Power Co, Inc. (The)	48,911
1,000	Kao Corp.	29,237
5	KDDI Corp.	39,775
3,000	Keio Corp.	20,805
17	Kenedix, Inc.	86,507
100	Keyence Corp.	22,500
6,000	Kintetsu Corp.	18,865
2,000	Kirin Brewery Co., Ltd.	28,869
7,000	Kobe Steel, Ltd.	28,128
14,400	Komatsu, Ltd.	301,580
1,000	Konica Minolta Holdings, Inc.	13,102
3,000	Kubota Corp.	26,170
1,300	Kuraray Co., Ltd.	13,991
400	Kyocera Corp.	37,579
900	Kyushu Electric Power Co, Inc.	25,582
4,800	Makita Corp.	177,795
4,000	Marubeni Corp.	24,229
1,100	Marui Co., Ltd.	13,432
4,000	Matsushita Electric Industrial Co., Ltd.	80,618
9,998	Meiji Dairies Corp.	78,344
1,500	Millea Holdings, Inc.	55,275
3,000	Mitsubishi Chemical Holdings Corp.	25,495
8,300	Mitsubishi Corp.	191,606
27,000	Mitsubishi Electric Corp.	277,416
2,000	Mitsubishi Estate Co., Ltd.	65,408
20,000	Mitsubishi Gas Chemical Co., Inc.	191,069
7,000	Mitsubishi Heavy Industries, Ltd.	45,139
4,000	Mitsubishi Materials Corp.	18,921
16	Mitsubishi UFJ Financial Group, Inc.	180,267
2,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	99,760
15,000	Mitsui & Co., Ltd.	282,297
2,000	Mitsui Fudosan Co., Ltd.	58,467
16,000	Mitsui OSK Lines, Ltd.	177,158
3,000	Mitsui Sumitomo Insurance Co., Ltd.	37,511
2,000	Mitsui Trust Holdings, Inc.	19,654
18	Mizuho Financial Group, Inc.	115,626
500	Murata Manufacturing Co., Ltd.	36,313
6,000	NEC Corp.	32,069
14,000	Nichirei Corp.	81,631
300	Nidec Corp.	19,254
2,000	Nikko Cordial Corp.	28,406
8,000	Nikon Corp.	167,906
200	Nintendo Co., Ltd.	58,032
3,000	Nippon Express Co., Ltd.	18,773
2,000	Nippon Mining Holdings, Inc.	17,142
3,000	Nippon Oil Corp.	24,222

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value(a)
Japan (continued)
12,000	Nippon Steel Corp.	$84,266
20,200	Nippon Suisan Kaisha, Ltd.	131,736
51	Nippon Telegraph & Telephone Corp.	269,402
2,000	Nippon Yusen KK	16,003
6,300	Nissan Motor Co., Ltd.	67,305
400	Nitto Denko Corp.	18,748
3,600	Nomura Holdings, Inc.	74,637
3,000	NSK, Ltd.	28,523
4	NTT Data Corp.	20,253
36	NTT DoCoMo, Inc.	66,320
3,000	Obayashi Corp.	19,281
3,000	Olympus Corp.	102,328
600	Omron Corp.	16,100
300	Oriental Land Co., Ltd.	17,831
1,280	ORIX Corp.	332,114
6,000	Osaka Gas Co., Ltd.	23,247
300	Promise Co., Ltd.	11,259
10	Resona Holdings, Inc.	26,791
1,000	Ricoh Co., Ltd.	22,441
300	Rohm Co., Ltd.	27,145
500	Secom Co., Ltd.	23,103
600	Sega Sammy Holdings, Inc.	13,985
300	Seiko Epson Corp.	8,809
2,000	Sekisui Chemical Co., Ltd.	15,877
2,000	Sekisui House, Ltd.	31,053
2,400	Seven & I Holdings Co., Ltd.	72,758
2,000	Sharp Corp.	38,459
900	Shin-Etsu Chemical Co., Ltd.	54,759
7,000	Shinsei Bank, Ltd.	33,472
1,000	Shiseido Co., Ltd.	20,282
2,000	Shizuoka Bank, Ltd. (The)	21,230
3,000	Showa Denko KK	11,228
200	SMC Corp.	26,744
1,600	Softbank Corp.†	40,980
2,000	Sompo Japan Insurance, Inc.	24,838
4,200	Sony Corp.	212,266
5,800	Sumco Corp.	240,116
3,000	Sumitomo Chemical Co., Ltd.	22,607
3,000	Sumitomo Corp.	53,758
1,900	Sumitomo Electric Industries, Ltd.	28,780
2,000	Sumitomo Heavy Industries, Ltd.	19,853
54,000	Sumitomo Metal Industries, Ltd.	278,636
2,000	Sumitomo Metal Mining Co., Ltd.	38,456
11	Sumitomo Mitsui Financial Group, Inc.	99,588
1,000	Sumitomo Realty & Development Co., Ltd.	37,770
33,900	Sumitomo Trust & Banking Co., Ltd. (The)	351,707
500	T&D Holdings, Inc.	34,340
1,000	Takashimaya Co., Ltd.	12,277
6,100	Takeda Pharmaceutical Co., Ltd.	399,423
300	Takefuji Corp.	12,015
1,400	TDK Corp.	121,212
2,000	Teijin, Ltd.	11,241
500	Terumo Corp.	19,413
Shares		Value(a)
Japan (continued)
4,000	Tobu Railway Co., Ltd.	$19,184
900	Tohoku Electric Power Co, Inc.	22,814
8,400	Tokyo Electric Power Co, Inc. (The)	286,742
2,400	Tokyo Electron, Ltd.	167,167
5,000	Tokyo Gas Co., Ltd.	27,790
6,000	Tokyo Tatemono Co., Ltd.	90,131
4,000	Tokyu Corp.	31,077
2,000	Toppan Printing Co., Ltd.	20,833
3,000	Toray Industries, Inc.	21,593
6,000	Toshiba Corp.	39,952
600	Toyota Industries Corp.	28,304
12,700	Toyota Motor Corp.	813,320
600	Toyota Tsusho Corp.	15,264
5	West Japan Railway Co.	23,047
38	Yahoo! Japan Corp.	13,062
200	Yamada Denki Co., Ltd.	18,552
600	Yamaha Motor Co., Ltd.	16,758
1,000	Yamato Holdings Co., Ltd.	16,092

		11,361,640

Netherlands — 3.6%
3,500	ABN AMRO Holding NV	150,809
2,800	Aegon NV	55,910
600	Akzo Nobel NV	45,575
1,682	Arcelor Mittal	90,096
7,100	ASML Holding NV†	175,689
200	Euronext NV†	24,178
800	European Aeronautic Defence and Space Co. NV	24,868
1,760	Fugro NV, CVA	89,375
500	Heineken NV	26,143
11,300	ING Groep NV, CVA^	478,067
3,400	ING Groep NV, CVA^	143,523
3,200	Koninklijke Ahold NV†	37,573
3,900	Koninklijke DSM NV	175,017
2,800	Koninklijke Philips Electronics NV	106,724
1,500	Reed Elsevier NV	26,569
200	Rodamco Europe NV	27,893
3,800	Royal KPN NV	59,210
400	Royal Numico NV	20,631
1,700	STMicroelectronics NV	32,734
800	TNT NV	36,773
3,400	Unilever NV, CVA	99,301
700	Wolters Kluwer NV	21,000

		1,947,658

New Zealand — 0.0%#
7,400	Telecom Corp. of New Zealand, Ltd	25,167

Norway — 1.2%
12,100	DnB NOR ASA	170,025
1,700	Norsk Hydro ASA	55,624
3,510	Orkla ASA	245,845
2,400	Statoil ASA	64,802

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value(a)
Norway (continued)
5,600	Telenor ASA	$98,859

		635,155

Portugal — 0.2%
5,800	Banco Comercial Portugues SA	21,050
1,300	Brisa-Auto Estradas de Portugal SA	17,090
5,900	Energias de Portugal SA	31,771
1,700	Portugal Telecom SGPS SA	22,827

		92,738

Singapore — 0.9%
97,000	Chartered Semiconductor Manufacturing, Ltd.†	92,356
16,800	DBS Group Holdings, Ltd.	236,432
6,000	Oversea-Chinese Banking Corp.	35,533
2,000	Singapore Airlines, Ltd.	21,820
15,200	Singapore Telecommunications, Ltd.	32,816
3,000	United Overseas Bank, Ltd.	41,472

		460,429

Spain — 3.6%
600	Abertis Infraestructuras SA	19,375
5,000	ACS Actividades Cons y Serv	305,409
500	Altadis SA	32,068
6,500	Banco Bilbao Vizcaya Argentaria SA	159,609
2,000	Banco Popular Espanol SA	41,374
22,300	Banco Santander Central Hispano SA	398,101
1,400	Cintra Concesiones de Infraestructuras de Transporte SA	26,311
1,800	Endesa SA	96,864
300	Fomento de Construcciones y Contratas SA	30,919
200	Grupo Ferrovial SA	20,316
1,700	Iberdrola SA	80,529
500	Inditex SA	31,229
15,600	Mapfre SA	80,311
5,800	Repsol YPF SA	195,440
18,200	Telefonica SA	403,033

		1,920,888

Sweden — 2.8%
1,000	Assa Abloy AB, Class B	23,023
1,000	Atlas Copco AB, Class A	33,241
700	Atlas Copco AB, Class B	22,317
900	Electrolux AB, Class B	22,840
1,100	Hennes & Mauritz AB, Class B	63,307
16,000	Nordea Bank AB	255,617
2,400	Sandvik AB	42,742
500	Scania AB, Class B	39,285
800	Securitas AB, Class B	12,253
800	Securitas Direct AB, Class B†	2,233
800	Securitas Systems AB, Class B†	2,803
10,600	Skandinaviska Enskilda Banken AB, Class A	339,510
1,600	SKF AB, Class B	33,363
2,500	Svenska Cellulosa AB, Class B	133,840
Shares		Value(a)
Sweden (continued)
1,200	Svenska Handelsbanken, Class A	$35,725
29,000	Telefonaktiebolaget LM Ericsson, Class B	107,511
4,000	TeliaSonera AB	34,702
300	Volvo AB, Class A	25,853
3,300	Volvo AB, Class B	278,802

		1,508,967

Switzerland — 7.0%
3,800	ABB, Ltd.	65,385
300	Adecco SA	19,076
1,440	Baloise Holding AG	150,362
1,200	Compagnie Financiere Richemont AG, Class A	67,322
7,200	Credit Suisse Group	518,319
11	Geberit AG	17,011
500	Holcim, Ltd.	50,308
1,259	Nestle SA	490,605
100	Nobel Biocare Holding AG	36,475
4,400	Novartis AG	245,811
3,410	Roche Holding AG	605,740
104	Sulzer AG	146,016
862	Swatch Group AG	228,369
3,800	Swiss Reinsurance	347,707
46	Swisscom AG	16,654
200	Syngenta AG†	38,116
100	Synthes, Inc	12,382
4,000	UBS AG	238,528
1,600	Zurich Financial Services AG	462,681

		3,756,867

United Kingdom — 21.6%
1,100	3i Group PLC	24,658
2,165	Alliance Boots PLC	43,767
2,100	Amvescap PLC	23,164
2,700	Anglo American PLC	142,580
6,600	AstraZeneca PLC	355,799
22,000	Aviva PLC	325,070
6,500	BAE Systems PLC	58,922
29,700	Barclays PLC	421,137
9,500	Barratt Developments PLC	206,318
6,800	BG Group PLC	98,091
4,900	BHP Billiton PLC	108,872
600	Biffa PLC	4,066
65,700	BP PLC	710,131
27,200	British Airways PLC†	260,603
3,100	British American Tobacco PLC	97,267
1,100	British Land Co. PLC	33,180
2,600	British Sky Broadcasting Group PLC	28,904
49,000	BT Group PLC	293,259
4,300	Cadbury Schweppes PLC	55,267
1,500	Capita Group PLC	20,171
400	Carnival PLC	19,312
6,700	Centrica PLC	51,116
5,200	Compass Group PLC	34,828

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value(a)
United Kingdom (continued)
1,800	Corus Group PLC	$21,488
6,400	Dairy Crest Group PLC	83,953
6,500	De La Rue PLC	91,566
5,400	Diageo PLC	109,461
4,200	DSG International PLC	14,098
2,600	EMI Group PLC	11,685
13,500	Enterprise Inns PLC	177,936
1,900	Experian Group, Ltd.	21,960
4,000	Friends Provident PLC	15,169
1,400	Gallaher Group PLC	31,204
17,016	GlaxoSmithKline PLC	469,695
3,900	Greene King PLC	84,651
700	Hammerson PLC	23,934
1,900	Hanson PLC	30,664
28,200	HBOS PLC	583,014
4,200	Home Retail Group	36,858
22,300	HSBC Holdings PLC	390,500
2,600	Imperial Chemical Industries PLC	25,561
1,400	Imperial Tobacco Group PLC	62,791
1,000	Intercontinental Hotels Group PLC	24,721
53,600	International Power PLC	418,946
12,200	ITV PLC	26,248
600	Johnson Matthey PLC	18,679
5,400	Kelda Group PLC	99,886
5,800	Kingfisher PLC	31,833
1,300	Ladbrokes PLC	10,340
900	Land Securities Group PLC	38,035
13,300	Legal & General Group PLC	41,747
10,800	Lloyds TSB Group PLC	119,286
500	London Stock Exchange Group PLC	12,328
4,200	Man Group PLC	45,920
13,300	Marks & Spencer Group PLC	177,136
23,800	National Grid PLC	375,582
3,600	Next PLC	159,445
11,100	Old Mutual PLC	35,952
2,100	Pearson PLC	36,130
4,800	Prudential PLC	67,826
700	Punch Taverns PLC	17,190
5,700	Reckitt Benckiser PLC	297,249
2,700	Reed Elsevier PLC	32,353
5,000	Rentokil Initial PLC	16,081
3,500	Reuters Group PLC	32,163
1,700	Rexam PLC	18,436
2,000	Rio Tinto PLC	114,208
4,479	Rolls-Royce Group PLC†	43,690
265,157	Rolls-Royce Group PLC, Class B	535
17,000	Royal Bank of Scotland Group PLC	665,523
7,510	Royal Dutch Shell PLC, Class A^	249,778
Shares		Value(a)
United Kingdom (continued)
19,300	Royal Dutch Shell PLC, Class B	$642,094
2,000	SABMiller PLC	44,022
4,100	Sage Group (The) PLC	20,869
3,500	Sainsbury (J) PLC	37,867
2,200	Scottish & Newcastle PLC	26,057
1,700	Scottish & Southern Energy PLC	51,730
2,600	Scottish Power PLC	41,064
900	Severn Trent PLC	25,402
2,400	Smith & Nephew PLC	30,542
1,600	Smiths Group PLC	32,344
800	Tate & Lyle PLC	9,075
26,500	Tesco PLC	231,918
1,600	Trinity Mirror PLC	16,716
2,500	Unilever PLC	75,500
1,700	United Utilities PLC	25,329
206,777	Vodafone Group PLC	552,892
835	Whitbread PLC	31,092
1,700	William Hill PLC	21,299
7,200	Wimpey (George) PLC	89,993
2,300	Wolseley PLC	54,052
8,600	WPP Group PLC	130,580
8,400	Xstrata PLC	431,405
2,300	Yell Group PLC	27,142

		11,578,900

Total Common Stock (Cost $41,122,710)		51,977,957

EXCHANGE TRADED FUNDS — 1.8%
United States — 1.8%
12,700	iShares MSCI EAFE Index Fund (Cost $940,959)	969,645

RIGHTS — 0.0%#
Australia — 0.0%#
213	SunCorp.-Metway, Ltd.., expires 04/05/07 (Cost $0)	0

Total Investments — 98.6% (Cost $42,063,669)		52,947,602
Other Assets & Liabilities, Net — 1.4%		753,312

NET ASSETS — 100.0%		$53,700,914

^	Securities incorporated in the same country but traded on different exchanges.
†	Non-income producing security.
#	Amount represents less than 0.1% of net assets.
(a)	Fair valued securities—See Note 1.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SOCIALLY RESPONSIBLE FUND

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

Shares		Value
COMMON STOCK — 96.7%
Consumer Discretionary — 13.4%
8,500	Autoliv, Inc.	$485,435
6,200	Black & Decker Corp.	506,044
3,100	BorgWarner, Inc.	233,802
21,800	CBS Corp., Class B	666,862
40,050	Comcast Corp., Class A†(a)	1,039,298
7,700	Dillard’s, Inc., Class A	252,021
10,400	Dollar Tree Stores, Inc.†	397,696
15,500	Family Dollar Stores, Inc.	459,110
14,200	Federated Department Stores, Inc.	639,710
9,400	Gannett Co., Inc.	529,126
25,600	Gap, Inc. (The)	440,576
13,500	Jones Apparel Group, Inc.	414,855
23,100	Limited Brands, Inc.	601,986
6,000	Liz Claiborne, Inc.	257,100
18,200	Lowe’s Cos., Inc.	573,118
17,200	Mattel, Inc.	474,204
22,900	McDonald’s Corp.	1,031,645
8,500	Newell Rubbermaid, Inc.	264,265
17,600	Office Depot, Inc.†	618,464
10,100	Pulte Homes, Inc.	267,246
9,900	Saks, Inc.	206,316
14,200	Target Corp.	841,492
17,100	Tribune Co.(a)	549,081
6,300	VF Corp.	520,506

		12,269,958

Consumer Staples — 11.2%
24,500	Coca-Cola Co. (The)	1,176,000
10,900	Colgate-Palmolive Co.	728,011
24,200	ConAgra Foods, Inc.	602,822
11,800	General Mills, Inc.	686,996
10,200	Kellogg Co.	524,586
9,500	Kimberly-Clark Corp.	650,655
13,500	Kraft Foods, Inc., Class A(a)	427,410
33,300	Kroger Co. (The)	940,725
19,100	PepsiCo, Inc.	1,213,996
31,100	Procter & Gamble Co.	1,964,276
20,600	Safeway, Inc.(a)	754,784
34,300	Sara Lee Corp.	580,356

		10,250,617

Energy — 3.4%
4,400	CONSOL Energy, Inc.(a)	172,172
56,800	El Paso Corp.(a)	821,896
9,400	ENSCO International, Inc.(a)	511,360
10,400	Marathon Oil Corp.	1,027,832
12,200	Rowan Cos., Inc.	396,134
2,600	Schlumberger, Ltd.(a)	179,660

		3,109,054

Financials — 25.6%
4,900	ACE, Ltd.	279,594
4,700	Allstate Corp. (The)	282,282
25,000	American International Group, Inc.	1,680,500
Shares		Value
Financials (continued)
41,700	Bank of America Corp.	$2,127,534
3,800	BB&T Corp.	155,876
11,100	Chubb Corp.	573,537
44,200	Citigroup, Inc.	2,269,228
9,700	Comerica, Inc.	573,464
17,300	Countrywide Financial Corp.	581,972
15,300	Fannie Mae	835,074
14,700	Fifth Third Bancorp	568,743
11,900	Freddie Mac	707,931
17,900	Genworth Financial, Inc., Class A(a)	625,426
700	Goldman Sachs Group, Inc.(a)	144,641
6,800	Hartford Financial Services Group, Inc.	649,944
34,200	JPMorgan Chase & Co.	1,654,596
13,100	KeyCorp	490,857
8,000	MBIA, Inc.	523,920
1,500	Merrill Lynch & Co., Inc.	122,505
12,850	MetLife, Inc.	811,478
8,200	MGIC Investment Corp.	483,144
1,400	Morgan Stanley	110,264
15,300	National City Corp.(a)	569,925
20,700	Old Republic International Corp.	457,884
900	PartnerRe, Ltd.	61,686
3,600	Prudential Financial, Inc.(a)	324,936
8,200	SunTrust Banks, Inc.(a)	680,928
7,800	Torchmark Corp.	511,602
14,460	Travelers Cos., Inc. (The)	748,594
25,900	U.S. Bancorp(a)	905,723
12,000	Unum Group(a)	276,360
17,900	Wachovia Corp.	985,395
4,025	Waddell & Reed Financial, Inc., Class A	93,863
16,100	Washington Mutual, Inc.	650,118
11,400	Wells Fargo & Co.	392,502
7,700	XL Capital, Ltd., Class A	538,692

		23,450,718

Health Care — 8.9%
2,300	Abbott Laboratories	128,340
10,600	AmerisourceBergen Corp.	559,150
2,000	Amgen, Inc.†	111,760
7,500	Bristol-Myers Squibb Co.(a)	208,200
6,200	Cardinal Health, Inc.	452,290
16,300	Eli Lilly & Co.	875,473
13,500	Johnson & Johnson	813,510
10,100	McKesson Corp.	591,254
29,000	Merck & Co., Inc.(a)	1,280,930
69,400	Pfizer, Inc.	1,753,044
31,200	Schering-Plough Corp.	795,912
12,200	Wyeth	610,366

		8,180,229

Industrials — 7.5%
7,800	Avery Dennison Corp.	501,228
9,600	Cooper Industries, Ltd., Class A	431,904

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SOCIALLY RESPONSIBLE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

Shares		Value
Industrials (continued)
21,000	CSX Corp.	$841,050
3,900	Cummins, Inc.	564,408
8,600	Eaton Corp.	718,616
12,600	Emerson Electric Co.	542,934
11,600	Ingersoll-Rand Co., Ltd., Class A(a)	503,092
14,500	Norfolk Southern Corp.	733,700
4,800	Paccar, Inc.(a)	352,320
11,800	Southwest Airlines Co.	173,460
8,700	SPX Corp.	610,740
29,800	Tyco International, Ltd.	940,190

		6,913,642

Information Technology — 14.2%
7,400	Arrow Electronics, Inc.†	279,350
10,700	Avnet, Inc.†(a)	386,698
64,500	Cisco Systems, Inc.†(a)	1,646,685
18,200	Dell, Inc.†	422,422
25,000	Electronic Data Systems Corp.	692,000
6,900	EMC Corp.†	95,565
600	Google, Inc., Class A†	274,896
33,200	Hewlett-Packard Co.	1,332,648
9,500	Ingram Micro, Inc., Class A†	183,445
65,900	Intel Corp.(a)	1,260,667
16,400	International Business Machines Corp.(a)	1,545,864
8,700	Lexmark International, Inc., Class A†(a)	508,602
81,500	Microsoft Corp.	2,271,405
25,000	Nokia Oyj ADR (a)	573,000
36,500	Oracle Corp.†	661,745
58,900	Sanmina-SCI Corp.†	213,218
96,200	Solectron Corp.†	303,030
10,000	Tech Data Corp.†	358,100

		13,009,340

Materials — 5.0%
7,000	Ashland, Inc.	459,200
10,000	Bemis Co.	333,900
16,700	Crown Holdings, Inc.†	408,482
17,100	Dow Chemical Co. (The)(a)	784,206
3,000	Hercules, Inc.†	58,620
5,700	International Flavors & Fragrances, Inc.	269,154
Shares		Value
Materials (continued)
9,900	Lubrizol Corp.	$510,147
23,300	Owens-Illinois, Inc.†(a)	600,441
9,000	PPG Industries, Inc.	632,790
17,200	Smurfit-Stone Container Corp.†	193,672
8,800	Sonoco Products Co.	330,704

		4,581,316

Telecommunication Services — 4.7%
5,200	American Tower Corp., Class A†	202,540
48,287	AT&T, Inc.(a)	1,903,956
1,920	EMBARQ Corp.	108,192
42,600	Sprint Nextel Corp.	807,696
34,000	Verizon Communications, Inc.(a)	1,289,280

		4,311,664

Utilities — 2.8%
9,200	Constellation Energy Group, Inc.	799,940
1,300	Dominion Resources, Inc.	115,401
6,400	Entergy Corp.	671,488
7,400	TXU Corp.	474,340
10,300	Wisconsin Energy Corp.	499,756

		2,560,925

Total Common Stock (Cost $71,829,727)		88,637,463

MONEY MARKET FUND — 19.5%
17,910,262	PNC Institutional Money Market Trust 5.33% (Cost $17,910,262)(b)	17,910,262

Total Investments — 116.2% (Cost $89,739,989)		106,547,725
Other Assets & Liabilities, Net — (16.2)%		(14,875,305)

NET ASSETS — 100.0%		$91,672,420

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SCHEDULES OF INVESTMENTS

March 31, 2007

(Unaudited)

	2010 Aggressive Fund
Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 98.9%
3,786	Wilshire Variable Insurance Trust Equity Fund*	$96,063
3,003	Wilshire Variable Insurance Trust Income Fund*	37,594
2,424	Wilshire Variable Insurance Trust International Equity Fund*	40,435
3,997	Wilshire Variable Insurance Trust Short-Term Investment Fund*	42,374
1,283	Wilshire Variable Insurance Trust Small Cap Growth Fund*	18,832

Total Investments in Underlying Funds (Cost $233,145)		235,298
Other Assets & Liabilities, Net — 1.1%		2,536

NET ASSETS — 100.0%		$237,834

	2010 Conservative Fund
Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 99.8%
3,563	Wilshire Variable Insurance Trust Equity Fund*	$90,394
18,836	Wilshire Variable Insurance Trust Income Fund*	235,821
3,344	Wilshire Variable Insurance Trust International Equity Fund*	55,782
28,189	Wilshire Variable Insurance Trust Short-Term Investment Fund*	298,805
950	Wilshire Variable Insurance Trust Small Cap Growth Fund*	13,948

Total Investments in Underlying Funds (Cost $691,921)		694,750
Other Assets & Liabilities, Net — 0.2%		1,238

NET ASSETS — 100.0%		$695,988

	2010 Moderate Fund
Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 99.7%
9,230	Wilshire Variable Insurance Trust Equity Fund*	$234,153
15,139	Wilshire Variable Insurance Trust Income Fund*	189,537
6,062	Wilshire Variable Insurance Trust International Equity Fund*	101,119
30,634	Wilshire Variable Insurance Trust Short-Term Investment Fund*	324,723
3,720	Wilshire Variable Insurance Trust Small Cap Growth Fund*	54,605

Total Investments in Underlying Funds (Cost $897,901)		904,137
Other Assets & Liabilities, Net — 0.3%		2,501

NET ASSETS — 100.0%		$906,638

	2015 Moderate Fund
Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.1%
32,268	Wilshire Variable Insurance Trust Equity Fund*	$818,648
44,784	Wilshire Variable Insurance Trust Income Fund*	560,694
18,589	Wilshire Variable Insurance Trust International Equity Fund*	310,066
62,563	Wilshire Variable Insurance Trust Short-Term Investment Fund*	663,167
13,953	Wilshire Variable Insurance Trust Small Cap Growth Fund*	204,830

Total Investments in Underlying Funds (Cost $2,531,120)		2,557,405
Other Assets & Liabilities, Net — (0.1)%		(1,348)

NET ASSETS — 100.0%		$2,556,057

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

SCHEDULES OF INVESTMENTS - (Continued)

March 31, 2007

(Unaudited)

	2025 Moderate Fund
Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 99.9%
34,073	Wilshire Variable Insurance Trust Equity Fund*	$864,432
32,958	Wilshire Variable Insurance Trust Income Fund*	412,637
15,047	Wilshire Variable Insurance Trust International Equity Fund*	250,987
33,151	Wilshire Variable Insurance Trust Short-Term Investment Fund*	351,396
12,693	Wilshire Variable Insurance Trust Small Cap Growth Fund*	186,327

Total Investments in Underlying Funds (Cost $2,038,600)		2,065,779
Other Assets & Liabilities, Net — 0.1%		2,673

NET ASSETS — 100.0%		$2,068,452

	2035 Moderate Fund
Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 90.0%
15,245	Wilshire Variable Insurance Trust Equity Fund*	$386,759
5,424	Wilshire Variable Insurance Trust Income Fund*	67,905
5,351	Wilshire Variable Insurance Trust International Equity Fund*	89,249
5,129	Wilshire Variable Insurance Trust Short-Term Investment Fund*	54,368
5,672	Wilshire Variable Insurance Trust Small Cap Growth Fund*	83,267

Total Investments in Underlying Funds (Cost $672,072)		681,548
Other Assets & Liabilities, Net — 10.0%		75,370

NET ASSETS — 100.0%		$756,918

	2045 Moderate Fund
Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 98.9%
13,000	Wilshire Variable Insurance Trust Equity Fund*	$329,820
589	Wilshire Variable Insurance Trust Income Fund*	7,375
4,845	Wilshire Variable Insurance Trust International Equity Fund*	80,822
3,886	Wilshire Variable Insurance Trust Small Cap Growth Fund*	57,049

Total Investments in Underlying Funds (Cost $467,831)		475,066
Other Assets & Liabilities, Net — 1.1%		5,307

NET ASSETS — 100.0%		$480,373

*	Affiliated fund.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

March 31, 2007

1.	Significant Accounting Policies.

Security Valuation — A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Trustees or as determined in good faith by the Pricing Committee, whose members include at least one representative of the Adviser who is an officer of the Trust and at least one portfolio management professional of the subadviser responsible for managing the portion of the Fund whose securities require a fair valuation determination. Fair value defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by PFPC Trust Company and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued inter est. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Mortgage Dollar Rolls — The Income Fund may enter into mortgage dollar rolls in which the Income Fund makes forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund’s right to repurchase or resell securities may be limited.

Asset Backed Securities — These securities are secured by installment loans or leases or by revolving lines of credit They often include credit enhancements that help limit investors’ exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

Collateralized Mortgage Obligations — Planned Amortization Class (PAC) — These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

American Depository Receipts (ADR) — ADR’s typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADR’s.

WILSHIRE VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) - (continued)

March 31, 2007

Foreign Currency Transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Futures Contracts — A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin.” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

Forward Currency Contracts — The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

At March 31, 2007 the Income Fund had the following open forward currency contracts:

Foreign Currency	Local Currency	Expiration Date	Current Value U.S. Dollar	Unrealized Appreciation (Depreciation)
Short Contracts:
Australian Dollar	413,358	5/9/2007	$334,049	$(9,509)
Canadian Dollar	214,469	5/9/2007	185,991	(4,077)
Euro Currency	238,156	5/9/2007	318,657	(9,061)
Long Contracts:
Australian Dollar	442,219	5/9/2007	357,372	17,306
Canadian Dollar	186,822	5/9/2007	162,014	3,017

Net Unrealized Depreciation				$(2,324)

2. Tax Information.

No provision for Federal income taxes is required since each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly,

WILSHIRE VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) - (continued)

March 31, 2007

tax-basis balances have not been determined as of March 31, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at March 31, 2007 for each Fund is as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized App/(Dep)
Equity Fund	$515,501,344	$60,944,802	$(6,992,564)	$53,952,238
Balanced Fund	220,550,161	37,165,451	—	37,165,451
Income Fund	126,441,595	1,531,891	(798,793)	733,098
Short-Term Investment Fund	4,473,588	259	(258)	1
Small Cap Growth Fund	59,775,066	6,814,541	(2,069,522)	4,745,019
International Equity Fund	42,063,669	11,146,783	(262,849)	10,883,934
Socially Responsible Fund	89,739,989	18,466,436	(1,658,700)	16,807,736
2010 Aggressive Fund	233,145	3,034	(881)	2,153
2010 Moderate Fund	897,901	6,438	(202)	6,236
2010 Conservative Fund	691,921	6,298	(3,470)	2,828
2015 Moderate Fund	2,531,120	38,513	(12,229)	26,284
2025 Moderate Fund	2,038,600	33,002	(5,823)	27,179
2035 Moderate Fund	672,072	10,026	(551)	9,475
2045 Moderate Fund	467,831	7,327	(91)	7,236

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2006 the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31
	2010	2012	2013	2014
Short-Term Investment Fund	—	$586	$1,230	$168
Small Cap Growth Fund	$9,529,407	—	—	—
International Equity Fund	3,823,778	—	—	—

For additional information regarding the accounting policies of the Wilshire Variable Insurance Trust, refer to the most recent financial statements on the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Wilshire Variable Insurance Trust

By (Signature and Title)*     /s/ Lawrence E. Davanzo

Lawrence E. Davanzo, President

(principal executive officer)

Date May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Lawrence E. Davanzo

Lawrence E. Davanzo, President

(principal executive officer)

Date May 24, 2007

By (Signature and Title)*     /s/ Scott Boroczi

Scott Boroczi, Treasurer

(principal financial officer)

Date May 24, 2007

*	Print the name and title of each signing officer under his or her signature.